UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                       811-21335

Exact name of registrant as specified in charter:         Optimum Fund Trust

Address of principal executive offices:                   2005 Market Street
                                                          Philadelphia, PA 19103

Name and address of agent for service:                    David F. Connor, Esq.
                                                          2005 Market Street
                                                          Philadelphia, PA 19103

Registrant's telephone number, including area code:       (800) 523-1918

Date of fiscal year end:                                  March 31

Date of reporting period:                                 December 31, 2006

Item 1.  Schedule of Investments (Unaudited)


Schedule of Investments (Unaudited)


Optimum Fixed Income Fund
_________________________

December 31, 2006


                                                                                                        Principal        Market
                                                                                                         Amount o     Value (U.S. $)

Agency Asset-Backed Securities - 0.04%

/; FHLMC Structured Pass Through Securities Series T-30 A5 8.61% 12/25/30           USD                  241,248       $    240,682
                                                                                                                            _______

Total Agency Asset-Backed Securities (cost $240,645)                                                                        240,682
                                                                                                                            _______


Agency Collateralized Mortgage Obligations - 6.34%
Fannie Mae
     Series 1996-46 ZA 7.50% 11/25/26                                                                     45,202             46,690
     Series 1999-19 PH 6.00% 5/25/29                                                                   1,389,789          1,407,658
     Series 2001-14 Z 6.00% 5/25/31                                                                       96,040             97,192
     Series 2002-90 A1 6.50% 6/25/42                                                                      28,800             29,402
     Series 2002-90 A2 6.50% 11/25/42                                                                    137,220            139,763
     Series 2003-122 AJ 4.50% 2/25/28                                                                    174,919            170,582
     Series 2005-14 ME 5.00% 10/25/33                                                                  1,910,000          1,825,504
     Series 2005-22 HE 5.00% 10/25/33                                                                    740,000            707,517
     Series 2005-29 QD 5.00% 8/25/33                                                                     816,000            779,574
     Series 2005-44 PE 5.00% 7/25/33                                                                     390,000            373,004
     Series 2005-54 AK 4.50% 9/25/32                                                                   1,101,258          1,064,935
     Series 2005-94 YD 4.50% 8/25/33                                                                   1,480,000          1,379,964
     Series 2005-110 MB 5.50% 9/25/35                                                                    925,000            927,312
Fannie Mae Grantor Trust
     Series 1999-T2 A1 7.50% 1/19/39                                                                      43,696             45,644
     Series 2001-T8 A2 9.50% 7/25/41                                                                      22,628             24,368
     Series 2002-T4 A3 7.50% 12/25/41                                                                    160,600            166,872
     Series 2004-T1 1A2 6.50% 1/25/44                                                                     61,458             62,844
Fannie Mae Whole Loan
     Series 2004-W4 A2 5.00% 6/25/34                                                                   1,019,084          1,009,079
     Series 2004-W9 2A1 6.50% 2/25/44                                                                     79,452             81,297
     Series 2004-W10 A23 5.00% 8/25/34                                                                 1,150,000          1,141,803
     Series 2004-W11 1A2 6.50% 5/25/44                                                                   238,173            243,777
     Series 2004-W15 1A1 6.00% 8/25/44                                                                   395,939            397,418
   / FHLMC Structured Pass Through Securities
     Series T-54 2A 6.50% 2/25/43                                                                         51,389             52,376
     Series T-58 2A 6.50% 9/25/43                                                                         28,395             28,992
Freddie Mac
     Series 1730 Z 7.00% 5/15/24                                                                         282,803            294,774
     Series 2113 QE 6.00% 11/15/27                                                                        19,339             19,362
     Series 2141 N 5.55% 11/15/27                                                                        163,984            163,659
     Series 2165 PE 6.00% 6/15/29                                                                      1,390,748          1,402,495
     Series 2326 ZQ 6.50% 6/15/31                                                                        515,024            533,204
     Series 2480 EH 6.00% 11/15/31                                                                           163                163
     Series 2497 BM 5.00% 2/15/22                                                                        437,263            431,895
     Series 2526 CA 5.00% 6/15/16                                                                        102,267            101,565
     Series 2552 KB 4.25% 6/15/27                                                                        567,115            561,969
     Series 2612 LJ 4.00% 7/15/22                                                                        131,560            130,371
     Series 2662 DG 5.00% 10/15/22                                                                        57,000             55,010
     Series 2662 MA 4.50% 10/15/31                                                                       331,005            324,191
     Series 2721 PE 5.00% 1/15/23                                                                        100,000             95,996
     Series 2737 YD 5.00% 8/15/32                                                                        170,000            164,333
     Series 2755 LE 4.00% 9/15/30                                                                        557,000            514,937
     Series 2780 TE 5.00% 1/15/33                                                                        785,000            756,705
     Series 2783 PD 5.00% 1/15/33                                                                      1,076,000          1,035,907
     Series 2802 NE 5.00% 2/15/33                                                                        700,000            674,600
     Series 2827 TE 5.00% 4/15/33                                                                      1,335,000          1,284,934
     Series 2840 OE 5.00% 2/15/33                                                                      1,800,000          1,728,288
     Series 2841 YA 5.50% 7/15/27                                                                      1,425,321          1,425,962
     Series 2844 PD 5.00% 12/15/32                                                                     2,540,000          2,443,869
     Series 2849 AJ 5.00% 5/15/18                                                                        380,000            378,265

     Series 2864 PE 5.00% 6/15/33                                                                      1,095,000          1,054,229
     Series 2869 BG 5.00% 7/15/33                                                                        224,000            215,286
     Series 2872 GC 5.00% 11/15/29                                                                       405,000            396,255
     Series 2881 TE 5.00% 7/15/33                                                                      1,080,000          1,036,169
     Series 2889 OG 5.00% 5/15/33                                                                        117,000            112,512
     Series 2890 PC 5.00% 7/15/30                                                                        265,000            259,087
     Series 2890 PD 5.00% 3/15/33                                                                      1,265,000          1,215,183
     Series 2893 PD 5.00% 2/15/33                                                                         65,000             62,441
     Series 2915 KD 5.00% 9/15/33                                                                        447,000            428,915
     Series 2915 KP 5.00% 11/15/29                                                                       490,000            479,498
     Series 2921 NE 5.00% 9/15/33                                                                      1,095,000          1,050,651
     Series 2937 JG 5.00% 8/15/33                                                                      1,410,000          1,349,606
     Series 2938 ND 5.00% 10/15/33                                                                     1,050,000          1,006,491
     Series 2939 PD 5.00% 7/15/33                                                                        665,000            637,365
     Series 2941 XD 5.00% 5/15/33                                                                        150,000            143,715
     Series 2987 KG 5.00% 12/15/34                                                                     1,430,000          1,367,102
     Series 3022 MB 5.00% 12/15/28                                                                       260,000            256,192
     Series 3056 HD 5.00% 2/15/34                                                                      1,225,000          1,168,733
     Series 3063 PC 5.00% 2/15/29                                                                        490,000            482,416
     Series 3145 LN 4.50% 10/15/34                                                                     1,645,000          1,586,998
GNMA
     Series 2003-86 PE 5.00% 9/20/32                                                                   1,725,000          1,657,997
     Series 2004-11 QE 5.00% 12/16/32                                                                    459,000            436,553
     Series 2004-30 PD 5.00% 2/20/33                                                                     276,000            264,552
                                                                                                                            _______

Total Agency Collateralized Mortgage Obligations (cost $43,987,308)                                                      43,393,967
                                                                                                                         __________


Agency Mortgage-Backed Securities - 8.95%

Fannie Mae
     5.50% 1/1/13                                                                                        381,222            381,190
     6.50% 8/1/17                                                                                        157,726            160,544
     7.13% 1/1/12                                                                                        337,293            334,537
~ Fannie Mae ARM
     5.068% 8/1/35                                                                                       404,692            396,896
     5.256% 10/1/33                                                                                      486,486            495,238
Fannie Mae Relocation 15 yr 4.00% 9/1/20                                                                 825,200            775,024
Fannie Mae Relocation 30 yr
     5.00% 11/1/33                                                                                        56,586             55,136
     5.00% 1/1/34                                                                                        137,458            133,914
     5.00% 2/1/34                                                                                         71,418             69,587
     5.00% 8/1/34                                                                                        112,812            109,846
     5.00% 11/1/34                                                                                       260,928            254,069
     5.00% 4/1/35                                                                                        369,652            359,585
     5.00% 10/1/35                                                                                       286,761            278,951
     5.00% 1/1/36                                                                                        723,318            703,620
Fannie Mae S.F. 15 yr 4.50% 6/1/19                                                                     2,408,159          2,322,901
Fannie Mae S.F. 15 yr TBA
     5.50% 1/1/22                                                                                      1,625,000          1,625,000
     6.00% 1/1/22                                                                                      1,550,000          1,571,796
Fannie Mae S.F. 20 yr
     5.00% 9/1/23                                                                                        567,368            552,760
     5.00% 4/1/25                                                                                        841,137            822,605
     5.00% 7/1/25                                                                                        246,967            240,325
     5.00% 8/1/25                                                                                        863,424            840,204
     5.00% 12/1/25                                                                                     2,567,608          2,498,556
     5.50% 7/1/24                                                                                      1,129,367          1,123,352
     5.50% 10/1/24                                                                                       362,054            360,126
     5.50% 12/1/24                                                                                     1,130,756          1,124,735
Fannie Mae S.F. 30 yr
     4.50% 8/1/33                                                                                        568,475            534,088
     4.50% 10/1/33                                                                                     2,368,112          2,224,864
     5.00% 10/1/33                                                                                       382,265            369,776
     5.00% 2/1/34                                                                                        337,489            326,463
     5.00% 5/1/34                                                                                        284,667            275,179
     5.50% 3/1/29                                                                                        229,302            227,828
     5.50% 4/1/29                                                                                        110,821            110,108
     5.50% 12/1/33                                                                                       251,613            249,048
     5.50% 6/1/34                                                                                      1,365,862          1,351,219
     5.50% 7/1/34                                                                                      2,297,840          2,273,206
     6.00% 9/1/36                                                                                      1,140,042          1,147,761
     6.50% 11/1/33                                                                                        56,525             57,707

     6.50% 11/1/35                                                                                     1,421,096          1,448,183
     6.50% 2/1/36                                                                                      1,157,271          1,180,010
     6.50% 3/1/36                                                                                      1,911,020          1,947,051
     6.50% 6/1/36                                                                                      2,979,425          3,035,599
     6.50% 8/1/36                                                                                      1,443,290          1,470,502
     7.00% 8/1/36                                                                                      1,361,342          1,397,361
     7.50% 3/1/32                                                                                          2,775              2,884
     7.50% 4/1/32                                                                                         12,060             12,535
     7.50% 6/1/32                                                                                          9,623             10,003
Fannie Mae S.F. 30 yr TBA
     5.00% 1/1/37                                                                                      3,060,000          2,954,812
     5.50% 1/1/37                                                                                     11,440,000         11,307,730
     6.00% 1/25/37                                                                                     2,620,000          2,638,012
     6.50% 1/1/37                                                                                      1,370,000          1,396,115
Freddie Mac 7.00% 1/1/08                                                                                  55,526             55,630
~ Freddie Mac ARM
     3.019% 12/1/33                                                                                      626,651            634,542
     4.673% 4/1/34                                                                                        49,684             50,372
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                                  6,435              6,282
Freddie Mac S.F. 20 yr
     5.50% 10/1/23                                                                                       968,912            964,838
     5.50% 8/1/24                                                                                        241,162            240,041
     6.00% 12/1/25                                                                                     1,111,717          1,124,706
Freddie Mac S.F. 30 yr
     5.00% 4/1/35                                                                                        829,445            801,732
     6.00% 10/1/33                                                                                        50,596             51,055
     6.50% 11/1/33                                                                                       115,762            118,152
     6.50% 1/1/35                                                                                        609,793            623,493
     7.00% 10/1/36                                                                                        95,164             97,622
Freddie Mac S.F. 30 yr TBA 6.00% 1/1/37                                                                  820,000            826,150
GNMA II
     6.00% 4/20/34                                                                                        97,343             98,370
     7.00% 8/20/34                                                                                        39,759             40,877
                                                                                                                             ______

Total Agency Mortgage-Backed Securities (cost $61,656,797)                                                               61,272,403
                                                                                                                         __________


Agency Obligations - 1.70%

Fannie Mae
     3.00% 8/15/07                                                                                       455,000            448,878
     5.00% 9/15/08                                                                                       900,000            899,362
     6.375% 8/15/07                                                                 AUD                  555,000            437,576
Federal Farm Credit Bank 5.125% 8/25/16                                             USD                  485,000            491,614
Federal Home Loan Bank System 5.375% 8/19/11                                                           1,990,000          2,026,097
^ Financing Corporation Interest Strip
     CPN 4.79% 4/6/12                                                                                    465,000            361,235
     CPN 4.797% 5/2/12                                                                                    85,000             65,953
     CPN 4.901% 10/6/12                                                                                  385,000            290,563
     CPN 4.948% 10/6/14                                                                                  465,000            316,878
     CPN 5.101% 10/6/11                                                                                  113,000             90,586
     CPN 5.175% 3/26/12                                                                                  120,000             93,259
     CPN 5.213% 10/6/15                                                                                  160,000            103,462
     CPN 1 5.162% 5/11/12                                                                                270,000            209,412
     CPN 1 5.283% 5/11/15                                                                                330,000            218,019
     CPN 1 5.407% 11/11/17                                                                               560,000            322,405
     CPN 4 5.213% 10/6/15                                                                                160,000            103,462
     CPN 5 5.065% 8/8/11                                                                                  39,000             31,212
     CPN 12 5.10% 12/6/11                                                                                500,000            399,109
     CPN 13 5.161% 12/27/12                                                                              135,000            100,724
     CPN 13 5.208% 6/27/13                                                                               320,000            232,910
     CPN 13 5.366% 12/27/16                                                                              287,000            173,791
     CPN 15 4.903% 9/7/13                                                                                610,000            440,022
     CPN 15 5.304% 3/7/16                                                                                565,000            357,069
     CPN A 5.098% 8/8/15                                                                                 122,000             79,638
     CPN A 5.099% 2/8/15                                                                                 122,000             81,702
     CPN D 5.109% 9/26/11                                                                                492,000            394,164
     CPN D 5.119% 9/26/10                                                                                500,000            416,819
Freddie Mac
     4.75% 1/19/16                                                                                       100,000             98,501
     5.50% 7/18/16                                                                                     2,285,000          2,374,841
                                                                                                                          _________

Total Agency Obligations (cost $11,436,762)                                                                              11,659,263
                                                                                                                         __________


Commercial Mortgage-Backed Securities - 3.58%

Bank of America Commercial Mortgage Securities
   ~ Series 2005-5 A4 5.115% 10/10/45                                                                  2,125,000          2,092,919
   ~ Series 2006-3 A4 5.889% 7/10/44                                                                     485,000            504,168
     Series 2006-4 A4 5.634% 7/10/46                                                                     315,000            321,552
# Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16                      420,000            418,370
~ Citigroup Commercial Mortgage Trust Series 2006-C4 ASB 5.72% 3/15/49                                 1,425,000          1,460,395
/ Commercial Mortgage Pass Through Certificates
# Series 2001-J1A A2 144A 6.457% 2/14/34                                                                 275,694            285,338
     Series 2006-C7 A2 5.69% 6/10/46                                                                     260,000            264,466
~ Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.555% 2/15/39                          140,000            141,789
# Crown Castle Towers 144A
     Series 2005-1A C 5.074% 6/15/35                                                                     175,000            172,730
     Series 2006-1A B 5.362% 11/15/36                                                                    375,000            374,527
Deutsche Mortgage & Asset Receiving Series 1998-C1 D 7.231% 6/15/31                                    1,807,000          1,847,820
# DLJ Mortgage Acceptance Series 1997-CF2 A1B 144A 6.82% 10/15/30                                      1,371,980          1,377,179
# First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43                      200,000            202,196
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35                              53,275             53,827
GE Capital Commercial Mortgage
     Series 2002-1A A3 6.269% 12/10/35                                                                   325,000            339,554
     Series 2005-C3 AAB 4.94% 7/10/45                                                                    760,000            745,709
GS Mortgage Securities II
     Series 2005-GG4 A4 4.761% 7/10/39                                                                 2,180,000          2,097,009
     Series 2006-GG8 A4 5.56% 11/10/39                                                                   430,000            436,746
 ~ # Series 2006-RR2 A1 144A 5.694% 6/23/46                                                              350,000            353,624
 ~ # Series 2006-RR3 A1S 144A 5.659% 7/18/56                                                             565,000            573,848
JPMorgan Chase Commercial Mortgage Securities
     Series 2002-C1 A3 5.376% 7/12/37                                                                    720,000            724,372
     Series 2002-C2 A2 5.05% 12/12/34                                                                    665,000            657,286
     Series 2003-C1 A2 4.985% 1/12/37                                                                     90,000             88,650
   ~ Series 2005-LDP5 A4 5.179% 12/15/44                                                               1,505,000          1,499,507
   ~ Series 2006-LDP7 AJ 5.875% 4/15/45                                                                   90,000             93,629
   ~ Series 2006-LDP7 ASB 5.875% 4/15/45                                                               1,425,000          1,474,050
 ~ # Series 2006-RR1A A1 144A 5.455% 10/18/52                                                            290,000            292,085
LB-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31                                        245,000            258,049
# Merrill Lynch Mortgage Trust 144A
     Series 2005-GGP1 E 4.33% 11/15/10                                                                   110,000            108,960
     Series 2005-GGP1 F 4.35% 11/15/10                                                                   105,000            103,973
# Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31                                         140,000            141,397
~ # Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.313% 2/15/33                          100,000            105,991
Mortgage Capital Funding Series 1998-MC3 A2 6.337% 11/18/31                                              737,280            742,834
# NYC Mortgage Loan Trust Series 1996 A3 144A 6.75% 9/25/19                                               78,253             78,645
~ # STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18                                                    42,255             40,807
# Tower 144A
     Series 2004-2A A 4.232% 12/15/14                                                                    195,000            189,803
     Series 2006-1 B 5.588% 2/15/36                                                                      160,000            160,897
     Series 2006-1 C 5.707% 2/15/36                                                                      250,000            251,582
~ Wachovia Bank Commercial Mortgage Trust
     Series 2005-C20 AMFX 5.179% 7/15/42                                                               2,095,000          2,069,494
     Series 2005-C22 A4 5.266% 12/15/44                                                                1,395,000          1,393,611
                                                                                                                          _________

Total Commercial Mortgage-Backed Securities (cost $24,412,841)                                                           24,539,388
                                                                                                                         __________


Corporate Bonds - 29.55%

Banking - 4.42%
BAC Capital Trust XI 6.625% 5/23/36                                                                      395,000            427,714
Banco BMG 8.75% 7/1/10                                                                                   560,000            571,200
~ # Banco Macro 144A 9.75% 12/18/36                                                                      405,000            415,125
~ # Banco Mercantil 144A 6.862% 10/13/21                                                                 745,000            756,749
# Bank of Mascow 144A 7.335% 5/13/13                                                                     275,000            289,077
~ # Barclays Bank 144A
     7.375% 6/29/49                                                                                      330,000            356,766
     10.00% 1/6/10                                                                  BRL                4,250,000          1,871,870
~ # Chinatrust Commercial Bank 144A 5.625% 3/29/49                                  USD                  817,000            793,929
Citigroup
     0.80% 10/30/08                                                                 JPY               48,800,000            409,603
     6.125% 8/25/36                                                                 USD                  105,000            109,717
Credit Suisse First Boston USA 6.125% 11/15/11                                                           140,000            145,115
Depfa Bank 20.00% 11/19/07                                                          TRY                2,054,000          1,447,159
# Dresdner Funding Trust I 144A 8.151% 6/30/31                                      USD                1,115,000          1,346,893
First Union Institutional Capital II 7.85% 1/1/27                                                        995,000          1,035,281
~ Fortis Capital 6.25% 6/29/49                                                      EUR                  300,000            412,097

~ # Glitnir Banki 144A 6.693% 6/15/16                                                                    570,000            589,013
~ # HBOS 144A 5.92% 9/29/49                                                                              300,000            294,781
Kazkommerts International 8.00% 11/3/15                                                                  317,000            328,602
# Majapahit Holding 144A 7.75% 10/17/16                                                                  195,000            207,431
Mizuho Financial Group 8.375% 12/29/49                                                                 1,395,000          1,474,578
~ MUFG Capital Finance 1 6.346% 7/29/49                                                                2,680,000          2,724,739
~ # PNC Preferred Funding Trust I 144A 6.517% 12/31/49                                                   400,000            407,398
Popular North America
     4.25% 4/1/08                                                                                        320,000            315,372
     5.20% 12/12/07                                                                                    2,500,000          2,492,278
   ~ 5.77% 4/6/09                                                                                        245,000            245,827
Popular North America Capital Trust I 6.564% 9/15/34                                                     225,000            225,086
~ # Rabobank Capital Funding II 144A 5.26% 12/29/49                                                      240,000            235,045
~ RBS Capital Trust I 4.709% 12/29/49                                                                    220,000            209,421
~ Resona Bank 4.125% 9/29/49                                                        EUR                  250,000            319,067
# ~ Resona Bank 144A 5.85% 9/29/49                                                  USD                1,950,000          1,907,449
~ # Resona Preferred Global Securities 144A 7.191% 12/29/49                                              875,000            914,447
# Russian Standard Bank 144A 8.625% 5/5/11                                                               170,000            170,799
~ # Shinsei Finance 144A 6.418% 1/29/49                                                                  570,000            570,336
Sovereign Capital Trust VI 7.908% 6/13/36                                                                525,000            591,520
~ SunTrust Preferred Capital I 5.853% 12/31/49                                                           464,000            468,039
~ # Svenska Hanelbanken 144A 7.125% 3/29/49                                                              355,000            356,094
# TuranAlem Finance 144A 7.75% 4/25/13                                                                   313,000            319,651
Vneshtorgbank 4.25% 2/15/16                                                         EUR                  325,000            421,364
~ # Vneshtorgbank 144A 5.97% 8/1/08                                                 USD                  240,000            240,420
~ Wachovia Capital Trust III 5.80% 8/29/49                                                             2,920,000          2,946,816
WM Covered Bond Program 3.875% 9/27/11                                              EUR                  700,000            912,905
                                                                                                                            _______

                                                                                                                         30,276,773
                                                                                                                         __________

Basic Industry - 2.28%
Abitibi-Consolidated Finance 7.875% 8/1/09                                          USD                  155,000            151,900
Alrosa Finance 8.875% 11/17/14                                                                           321,000            372,039
@# Alrosa Finance 144A 8.875% 11/17/14                                                                   293,000            340,246
Barrick Gold Finance 7.50% 5/1/07                                                                        115,000            115,792
Bowater
     9.00% 8/1/09                                                                                        490,000            515,725
     9.50% 10/15/12                                                                                      325,000            338,000
Celulosa Arauco
     5.125% 7/9/13                                                                                       585,000            566,355
     5.625% 4/20/15                                                                                      510,000            502,232
     7.75% 9/13/11                                                                                       430,000            466,249
Donohue Forest Products 7.625% 5/15/07                                                                   305,000            305,763
EvrazSecurities 10.875% 8/3/09                                                                           400,000            439,980
Georgia-Pacific
     8.875% 5/15/31                                                                                      350,000            371,875
     9.50% 12/1/11                                                                                       450,000            495,000
# Georgia-Pacific 144A 7.00% 1/15/15                                                                     225,000            225,563
# Hexion US Finance 144A 9.75% 11/15/14                                                                  280,000            285,250
Ispat Inland 9.75% 4/1/14                                                                                 80,000             89,518
Lubrizol 4.625% 10/1/09                                                                                  505,000            495,690
Lyondell Chemical
     8.00% 9/15/14                                                                                       235,000            244,988
     8.25% 9/15/16                                                                                       250,000            263,750
     10.50% 6/1/13                                                                                        30,000             33,150
# Momentive Performance Material 144A 9.75% 12/1/14                                                      350,000            351,750
# Nell AF Sarl 144A 8.375% 8/15/15                                                                       295,000            304,588
NewPage 10.00% 5/1/12                                                                                    275,000            291,500
Norske Skog Canada 8.625% 6/15/11                                                                        500,000            508,750
# Norske Skogindustrier 144A 7.125% 10/15/33                                                             565,000            535,002
# Port Townsend Paper 144A 11.00% 4/15/11                                                                295,000            261,075
Potlatch 13.00% 12/1/09                                                                                  350,000            405,325
# Sappi Papier Holding 144A
     6.75% 6/15/12                                                                                       380,000            379,416
     7.50% 6/15/32                                                                                       705,000            660,368
+ + Solutia 6.72% 10/15/37                                                                               360,000            352,350
Southern Copper 7.50% 7/27/35                                                                            100,000            108,929
# Stora Enso 144A 7.25% 4/15/36                                                                          723,000            760,179
Tembec Industries 8.625% 6/30/09                                                                       2,100,000          1,448,999
Vale Overseas
     6.25% 1/23/17                                                                                       785,000            792,493
     6.875% 11/21/36                                                                                   1,090,000          1,123,403

Weyerhaeuser 7.125% 7/15/23                                                                              530,000            531,132
Witco 6.875% 2/1/26                                                                                      200,000            176,000
                                                                                                                            _______

                                                                                                                         15,610,324
                                                                                                                         __________
Brokerage - 0.69%
~ Ameriprise Financial 7.518% 6/1/66                                                                     415,000            456,520
Amvescap 4.50% 12/15/09                                                                                  350,000            341,445
E Trade Financial 8.00% 6/15/11                                                                          250,000            262,500
Goldman Sachs Group 6.345% 2/15/34                                                                       360,000            365,592
LaBranche & Company
   9.50% 5/15/09                                                                                         200,000            211,000
   11.00% 5/15/12                                                                                        450,000            487,125
~ Lehman Brothers Capital Funding II 3.875% 2/28/49                                  EUR                 250,000            320,147
Merrill Lynch
   ~ 2.86% 3/12/07                                                                   USD                 215,000            214,267
     6.05% 5/16/16                                                                                     1,640,000          1,700,497
     6.22% 9/15/26                                                                                       165,000            170,512
Morgan Stanley 6.25% 8/9/26                                                                              160,000            167,788
                                                                                                                            _______

                                                                                                                          4,697,393
                                                                                                                          _________
Capital Goods - 0.90%
# Aleris International 144A 10.00% 12/15/16                                                              355,000            357,663
Armor Holdings 8.25% 8/15/13                                                                             145,000            151,525
# Berry Plastics Holding 144A 8.875% 9/15/14                                                             235,000            239,700
Building Materials 8.00% 10/15/07                                                                        150,000            152,820
Casella Waste Systems 9.75% 2/1/13                                                                       575,000            605,187
Caterpillar
     5.70% 8/15/16                                                                                     1,116,000          1,133,659
     6.05% 8/15/36                                                                                       250,000            258,232
CPG International I 10.50% 7/1/13                                                                        150,000            153,563
# Esco 144A 8.625% 12/15/13                                                                              150,000            154,875
General Electric 5.00% 2/1/13                                                                            345,000            341,612
Geo Subordinate 11.00% 5/15/12                                                                           250,000            242,500
Graham Packaging 9.875% 10/15/14                                                                         375,000            380,625
Interface 10.375% 2/1/10                                                                                 350,000            388,500
Intertape Polymer 8.50% 8/1/14                                                                           270,000            245,025
{ NTK Holdings 10.75% 3/1/14                                                                             250,000            176,250
# Penhall International 144A 12.00% 8/1/14                                                               175,000            189,875
# Rental Service 144A 9.50% 12/1/14                                                                      375,000            389,062
# Siemens Finance 144A 6.125% 8/17/26                                                                    315,000            322,779
WCA Waste 9.25% 6/15/14                                                                                  275,000            288,750
                                                                                                                            _______

                                                                                                                          6,172,202
                                                                                                                          _________

Communications - 4.17%
} Adelphia Communications 8.125% 4/1/07                                                                  205,000            189,113
America Movil 6.375% 3/1/35                                                                              270,000            264,774
American Tower 7.125% 10/15/12                                                                           300,000            309,750
AT&T
     7.30% 11/15/11                                                                                      325,000            352,231
     8.00% 11/15/31                                                                                      400,000            497,772
BellSouth 4.20% 9/15/09                                                                                  185,000            179,958
British Telecommunications 9.125% 12/15/30                                                               290,000            397,831
# Broadview Networks Holdings 144A 11.375% 9/1/12                                                        225,000            235,688
CCH I Holdings 13.50% 1/15/14                                                                            315,000            311,063
} Century Communications 9.50% 2/1/07                                                                  1,975,000          2,399,624
Charter Communication Holdings 13.50% 1/15/11                                                            660,000            656,700
Cincinnati Bell 8.375% 1/15/14                                                                           150,000            154,875
# CMP Susquehanna 144A 9.875% 5/15/14                                                                    175,000            175,000
Comcast
   ~ 5.674% 7/14/09                                                                                      390,000            391,143
     5.875% 2/15/18                                                                                      436,000            432,185
     6.45% 3/15/37                                                                                       215,000            215,829
     6.50% 11/15/35                                                                                      360,000            363,725
Comcast Cable Holdings
     9.875% 6/15/22                                                                                      290,000            382,473
     10.125% 4/15/22                                                                                     329,000            440,038
Cox Communications 4.625% 1/15/10                                                                        175,000            171,414
# Cricket Communications 144A 9.375% 11/1/14                                                             240,000            254,400
Deutsche Telekom International Finance 5.75% 3/23/16                                                     292,000            288,218
Dex Media East 12.125% 11/15/12                                                                          150,000            165,563
# Digicel Limited 144A 9.25% 9/1/12                                                                      765,000            820,463
Embarq 7.995% 6/1/36                                                                                     485,000            506,166

GTE 7.90% 2/1/27                                                                                         670,000            697,286
GTE California 7.65% 3/15/07                                                                             615,000            617,211
~ # Hellas Telecommunications Luxembaurg II 144A 11.115% 1/15/15                                         275,000            277,406
Hughes Network Systems/Finance 9.50% 4/15/14                                                           1,250,000          1,310,938
# Idearc 144A 8.00% 11/15/16                                                                             260,000            265,200
{ Inmarsat Finance 10.375% 11/15/12                                                                      475,000            439,969
Insight Midwest
     9.75% 10/1/09                                                                                        65,000             66,219
~ IWO Holdings 9.124% 1/15/12                                                                             30,000             30,750
Level 3 Communications 11.50% 3/1/10                                                                     275,000            292,875
# Level 3 Financing 144A 9.25% 11/1/14                                                                   125,000            128,125
Mediacom Capital 9.50% 1/15/13                                                                           725,000            750,375
# MetroPCS Wireless 144A 9.25% 11/1/14                                                                   135,000            141,750
# Net Servicos 144A 9.25% 11/27/49                                                                       270,000            276,075
# Pakistan Mobile Communications 144A 8.625% 11/13/13                                                    545,000            572,931
# Quebecor World 144A 9.75% 1/15/15                                                                      175,000            176,969
Qwest
     7.50% 10/1/14                                                                                       370,000            394,050
   ~ 8.61% 6/15/13                                                                                       100,000            108,750
Rural Cellular
     9.875% 2/1/10                                                                                       375,000            400,781
   ~ 11.121% 11/1/12                                                                                     120,000            125,700
SBC Communications 5.875% 2/1/12                                                                         463,000            472,232
Sprint Capital
     6.875% 11/15/28                                                                                     155,000            155,593
     7.625% 1/30/11                                                                                      365,000            391,148
     8.75% 3/15/32                                                                                       175,000            211,228
Sprint Nextel 6.00% 12/1/16                                                                              915,000            893,422
TCI Communications 8.75% 8/1/15                                                                          432,000            511,760
Telecom Italia Capital
     4.00% 1/15/10                                                                                       495,000            473,002
     4.95% 9/30/14                                                                                       560,000            519,622
     5.25% 11/15/13                                                                                    1,568,000          1,497,183
   ~ 5.984% 7/18/11                                                                                      465,000            464,857
     7.20% 7/18/36                                                                                       565,000            592,115
Telefonica Emisones
   ~ 5.665% 6/19/09                                                                                      295,000            295,561
     5.984% 6/20/11                                                                                      325,000            331,148
     6.421% 6/20/16                                                                                      135,000            139,515
     7.045% 6/20/36                                                                                      115,000            122,541
Telefonos de Mexico 4.50% 11/19/08                                                                       395,000            389,850
THOMSON 5.75% 2/1/08                                                                                      85,000             85,277
Time Warner Entertainment 8.375% 3/15/23                                                                 210,000            246,943
Triton PCS
     8.50% 6/1/13                                                                                        665,000            640,063
     9.375% 2/1/11                                                                                       970,000            916,650
# True Move 144A 10.75% 12/16/13                                                                         545,000            534,100
~ US LEC 13.87% 10/1/09                                                                                  250,000            266,250
Vertis 10.875% 6/15/09                                                                                   435,000            439,350
Vimpel Communication 8.25% 5/23/16                                                                       157,000            165,046
# Vimpel Communication 144A 8.25% 5/23/16                                                                176,000            185,240
                                                                                                                            _______

                                                                                                                         28,569,052
                                                                                                                         __________

Consumer Cyclical - 4.36%
Accuride 8.50% 2/1/15                                                                                    175,000            169,313
Boyd Gaming 8.75% 4/15/12                                                                                425,000            446,250
Brickman Group 11.75% 12/15/09                                                                            95,000            101,413
Carrols 9.00% 1/15/13                                                                                    220,000            226,050
Centex 6.50% 5/1/16                                                                                      665,000            681,495
Corrections Corporation of America 7.50% 5/1/11                                                          263,000            272,205
CVS 3.875% 11/1/07                                                                                       240,000            236,986
~ DaimlerChrysler Holdings
     5.82% 8/3/09                                                                                      1,000,000          1,002,335
     5.901% 10/31/08                                                                                     883,000            886,876
Denny's 10.00% 10/1/12                                                                                   175,000            185,500
Ford Motor
     7.45% 7/16/31                                                                                       745,000            588,550
     7.70% 5/15/97                                                                                       220,000            161,150
Ford Motor Credit
     5.75% 1/12/09                                                                  EUR                  498,000            658,866

     7.375% 10/28/09                                                                USD                  355,000            355,979
     8.00% 12/15/16                                                                                      380,000            376,131
   ~ 8.11% 1/13/12                                                                                       470,000            466,303
     9.875% 8/10/11                                                                                    1,440,000          1,541,539
# Ford Motor Credit144A 9.75% 9/15/10                                                                    395,000            420,530
# Galaxy Entertainment Finance 144A 9.875% 12/15/12                                                    1,679,000          1,807,023
Gaylord Entertainment 8.00% 11/15/13                                                                     250,000            260,625
General Motors 8.375% 7/15/33                                                                          1,250,000          1,162,500
General Motors Acceptance Corporation
     5.375% 6/6/11                                                                  EUR                  310,000            413,673
     6.125% 3/15/07                                                                 EUR                  240,000            317,683
     6.875% 9/15/11                                                                 USD                1,820,000          1,868,628
     8.00% 11/1/31                                                                                       450,000            518,130
General Motors Acceptance International Finance 4.125% 2/6/07                       EUR                  467,000            616,257
# Goodyear Tire & Rubber 144A 8.625% 12/1/11                                        USD                  150,000            155,625
Harrah's Operating
     5.625% 6/1/15                                                                                       200,000            171,805
     6.50% 6/1/16                                                                                        675,000            605,385
Home Depot 5.875% 12/16/36                                                                               550,000            541,605
Landry's Restaurant 7.50% 12/15/14                                                                       200,000            196,500
Lodgenet Entertainment 9.50% 6/15/13                                                                     425,000            460,063
Majestic Star Casino 9.50% 10/15/10                                                                      260,000            274,300
Mandalay Resort Group
     9.375% 2/15/10                                                                                      275,000            295,625
     9.50% 8/1/08                                                                                        325,000            342,875
MGM Mirage 7.625% 1/15/17                                                                                150,000            151,125
# Micheals Stores 144A 11.375% 11/1/16                                                                   225,000            235,688
Neiman Marcus
     9.00% 10/15/15                                                                                      300,000            328,875
     10.375% 10/15/15                                                                                    885,000            988,988
NPC International 9.50% 5/1/14                                                                           250,000            257,500
O'Charleys 9.00% 11/1/13                                                                                 180,000            189,900
Penney (J.C.)
     7.375% 8/15/08                                                                                      190,000            194,642
     7.625% 3/1/97                                                                                        85,000             87,039
     8.125% 4/1/27                                                                                       240,000            246,907
Playtex Products 9.375% 6/1/11                                                                           395,000            413,763
# Pokagon Gaming Authority 144A 10.375% 6/15/14                                                          400,000            440,000
Procter & Gamble 2.00% 6/21/10                                                      JPY               48,000,000            414,823
Time Warner
     5.50% 11/15/11                                                                                      295,000            294,555
     5.875% 11/15/16                                                                                     195,000            194,868
     6.50% 11/15/36                                                                                      200,000            199,717
     7.57% 2/1/24                                                                                        153,000            168,552
     7.625% 4/15/31                                                                                      675,000            756,288
     7.70% 5/1/32                                                                                        458,000            518,292
{ Town Sports International 11.00% 2/1/14                                                                175,000            153,344
True Temper Sports 8.375% 9/15/11                                                                        125,000            109,375
Viacom
   ~ 5.711% 6/16/09                                                                                      250,000            250,593
     5.75% 4/30/11                                                                                       925,000            926,348
     6.875% 4/30/36                                                                                    1,498,000          1,485,665
Visteon 8.25% 8/1/10                                                                                     540,000            529,200
WMG Acquisition 7.375% 4/15/14                                                                           300,000            298,500
Wheeling Island Gaming 10.125% 12/15/09                                                                1,230,000          1,259,213
                                                                                                                          _________

                                                                                                                         29,879,533
                                                                                                                         __________

Consumer Non-Cyclical - 1.27%
AmerisourceBergen 5.875% 9/15/15                                                                         430,000            422,594
Boston Scientifc 6.40% 6/15/16                                                                           340,000            344,671
Constellation Brands 8.125% 1/15/12                                                                      300,000            313,500
Cott Beverages 8.00% 12/15/11                                                                            300,000            307,500
CRC Health 10.75% 2/1/16                                                                                 330,000            356,400
# Elan Finance 144A 8.875% 12/1/13                                                                       275,000            276,375
Gold Kist 10.25% 3/15/14                                                                                 250,000            288,103
HCA 6.50% 2/15/16                                                                                        680,000            576,299
# HCA 144A
     9.125% 11/15/14                                                                                     150,000            160,688
     9.25% 11/15/16                                                                                      250,000            268,438
# Healthsouth 144A 10.75% 6/15/16                                                                        750,000            810,937

Ingles Markets 8.875% 12/1/11                                                                            350,000            366,625
Kraft Foods 6.50% 11/1/31                                                                                105,000            113,506
Medco Health Solutions 7.25% 8/15/13                                                                     475,000            510,525
# Miller Brewing 144A 4.25% 8/15/08                                                                      280,000            275,150
National Beef Packing 10.50% 8/1/11                                                                      375,000            397,500
Pilgrim's Pride 9.625% 9/15/11                                                                           150,000            157,500
Pinnacle Foods Group 8.25% 12/1/13                                                                       190,000            195,463
Reynolds American 6.50% 6/1/07                                                                           345,000            347,188
Swift & Company 12.50% 1/1/10                                                                            200,000            205,500
US Oncology
     9.00% 8/15/12                                                                                       160,000            169,600
     10.75% 8/15/14                                                                                      375,000            416,250
UST 6.625% 7/15/12                                                                                        75,000             79,143
{ Vanguard Health Holding 11.25% 10/1/15                                                                 625,000            484,375
Warner Chilcott 8.75% 2/1/15                                                                             250,000            257,500
# Wimar Opco 144A 9.625% 12/15/14                                                                        175,000            174,125
Wyeth 5.50% 2/1/14                                                                                       400,000            402,636
                                                                                                                            _______

                                                                                                                          8,678,091
                                                                                                                          _________

Electric - 2.74%
# Abu Dhabi National Energy 144A
     5.875% 10/27/16                                                                                     305,000            307,730
     6.50% 10/27/36                                                                                    1,295,000          1,340,165
Avista
     7.75% 1/1/07                                                                                         85,000             85,000
     9.75% 6/1/08                                                                                        140,000            147,475
# Baltimore Gas & Electric 144A 6.35% 10/1/36                                                            965,000            988,416
+ + # Calpine 144A 8.496% 7/15/07                                                                        146,625            162,021
CC Funding Trust I 6.90% 2/16/07                                                                         660,000            660,819
Commonwealth Edison 6.15% 3/15/12                                                                        810,000            826,873
Consumer Energy 5.00% 2/15/12                                                                            530,000            517,632
Dominion Resources
     5.687% 5/15/08                                                                                      495,000            495,878
   ~ 6.30% 9/30/66                                                                                       850,000            854,758
   ~ 7.50% 6/30/66                                                                                     1,460,000          1,572,543
Duke Capital 5.668% 8/15/14                                                                              190,000            189,776
Elwood Energy 8.159% 7/5/26                                                                              303,863            318,986
Energy East 6.75% 7/15/36                                                                              1,035,000          1,095,617
Entergy Gulf States 5.12% 8/1/10                                                                         865,000            847,165
Entergy Louisiana 6.30% 9/1/35                                                                           190,000            187,647
Entergy Mississippi 5.92% 2/1/16                                                                         310,000            307,606
# FPL Energy National 144A 5.608% 3/10/24                                                                443,741            436,615
FPL Group Capital 5.625% 9/1/11                                                                          300,000            303,595
Midwest Generation
     8.30% 7/2/09                                                                                        188,433            193,851
     8.75% 5/1/34                                                                                        270,000            294,300
Mirant Americas Generation 8.30% 5/1/11                                                                  375,000            386,250
Mirant North America 7.375% 12/31/13                                                                     400,000            408,000
# NorthWestern 144A 6.04% 9/1/16                                                                         395,000            400,062
Oncor Electric 7.00% 9/1/22                                                                              400,000            431,306
Orion Power Holdings 12.00% 5/1/10                                                                       300,000            342,000
Pacificorp 6.375% 5/15/08                                                                                290,000            293,593
# Pedernales Electric Cooperative 144A 6.202% 11/15/32                                                   620,000            659,133
Pepco Holdings
     5.50% 8/15/07                                                                                       390,000            389,745
   ~ 5.994% 6/1/10                                                                                       325,000            325,734
# Power Contract Financing 144A 6.256% 2/1/10                                                            216,165            217,411
Puget Sound Energy 7.69% 2/1/11                                                                          250,000            270,903
Southern Capital Funding 5.30% 2/1/07                                                                    200,000            199,922
Southern Power 6.375% 11/15/36                                                                           815,000            800,511
# TXU Australia 144A 6.15% 11/15/13                                                                      375,000            389,112
Westar Energy 5.95% 1/1/35                                                                               472,000            453,988
~ WPS Resources 6.11% 12/1/66                                                                            660,000            656,423
Xcel Energy 6.50% 7/1/36                                                                                  20,000             21,202
                                                                                                                             ______

                                                                                                                         18,779,763
                                                                                                                         __________

Energy - 1.42%
Anadarko Petroleum
     5.95% 9/15/16                                                                                       185,000            185,726
     6.45% 9/15/36                                                                                       780,000            790,801
Bluewater Finance 10.25% 2/15/12                                                                         165,000            173,663

Canadian Natural Resources 6.50% 2/15/37                                                               1,130,000          1,137,363
# Canadian Oil Sands 144A 4.80% 8/10/09                                                                  155,000            152,157
Chesapeake Energy 6.625% 6.625% 1/15/16                                                                   70,000             69,913
Compton Petroleum Finance 7.625% 12/1/13                                                                 250,000            242,500
Gazprom 4.56% 12/9/12                                                               EUR                  530,000            691,047
# Gazprom 144A 6.212% 11/22/16                                                      USD                1,746,000          1,762,586
# Hilcorp Energy I 144A
     7.75% 11/1/15                                                                                        70,000             69,125
     9.00% 6/1/16                                                                                        250,000            265,625
     10.50% 9/1/10                                                                                       250,000            268,750
Mariner Energy 7.50% 4/15/13                                                                             200,000            195,000
Nexen 5.875% 3/10/35                                                                                     110,000            103,310
# OPTI Canada 144A 8.25% 12/15/14                                                                        200,000            206,500
# Pan American Energy 144A 7.75% 2/9/12                                                                  325,000            336,375
PetroHawk Energy 9.125% 7/15/13                                                                          450,000            474,750
# Ras Laffan Liquefied Natural Gas III 144A
     5.832% 9/30/16                                                                                      400,000            401,915
     5.838% 9/30/27                                                                                      500,000            481,723
# Regency Energy Partners 144A 8.375% 12/15/13                                                           425,000            428,188
~ Secunda International 13.374% 9/1/12                                                                   195,000            202,069
# TNK-BP Finance 144A 7.50% 7/18/16                                                                      755,000            805,019
Valero Energy 6.125% 4/15/07                                                                              40,000             40,053
Weatherford International 4.95% 10/15/13                                                                  20,000             19,185
Whiting Petroleum 7.25% 5/1/13                                                                           230,000            231,725
                                                                                                                            _______

                                                                                                                          9,735,068
                                                                                                                          _________

Finance Companies - 2.47%
~ American Express 6.80% 9/1/66                                                                          215,000            229,671
American General Finance
     4.875% 5/15/10                                                                                      650,000            643,260
     4.875% 7/15/12                                                                                    1,015,000            991,450
     5.625% 8/17/11                                                                                      900,000            907,943
#Buffalo Thunder Development Authority 144A 9.375% 12/15/14                                              250,000            255,000
~ # C10 Capital 144A 6.722% 12/31/49                                                                     275,000            274,164
# CFG Investment 144A 9.25% 12/19/13                                                                     340,000            340,850
FTI Consulting 7.625% 6/15/13                                                                            375,000            389,063
GE Capital UK Funding 4.625% 1/18/16                                                GBP                  165,000            305,403
General Electric Capital 5.125% 1/28/14                                             SEK                3,500,000            539,100
HSBC Finance 4.625% 9/15/10                                                         USD                  630,000            616,831
International Lease Finance 4.625% 6/2/08                                                                160,000            158,182
JP Morgan Chase Capital XVIII 6.95% 8/17/36                                                              340,000            368,975
JP Morgan Chase Capital XX 6.55% 9/29/36                                                                  40,000             41,442
~ / # Mangrove Bay Pass Through Trust 144A 6.102% 7/15/33                                                835,000            817,125
# Mantis Reef 144A 4.692% 11/14/08                                                                     1,100,000          1,086,353
~ Nelnet 7.40% 9/29/36                                                                                   500,000            515,389
^ / # Peru Enhanced Pass Through Finance 144A
     3.936% 5/31/18                                                                                      675,000            450,563
     5.831% 5/31/25                                                                                      810,000            301,725
Residential Capital
   ~ 5.85% 6/9/08                                                                                        350,000            349,407
     6.00% 2/22/11                                                                                       315,000            314,688
     6.125% 11/21/08                                                                                     570,000            573,075
     6.375% 6/30/10                                                                                      257,000            260,192
     6.375% 5/17/13                                                                 GBP                  190,000            372,745
     6.50% 4/17/13                                                                  USD                1,025,000          1,040,099
     6.875% 6/30/15                                                                                      630,000            654,159
~ # Residential Capital144A 7.204% 4/17/09                                                               440,000            442,431
~ # SMFG Preferred Capital 1 144A 6.078% 12/29/49                                                       ,975,000          1,952,229
  # Xstrata Finance Canada 144A 5.50% 11/16/11                                                         1,430,000          1,431,160
~ # Xstrata Finance Dubai 144A 5.724% 11/13/09                                                           280,000            280,255
                                                                                                                            _______

                                                                                                                         16,902,929
                                                                                                                         __________

Industrial - Other - 0.19%
Adesa 7.625% 6/15/12                                                                                     350,000            363,125
# Knowledge Learning 144A 7.75% 2/1/15                                                                   100,000             96,250
# Mobile Services Group 144A 9.75% 8/1/14                                                                225,000            236,250
Mueller Group 10.00% 5/1/12                                                                              178,000            194,465
# RBS Global & Rexnord 144A 11.75% 8/1/16                                                                175,000            183,750
Trimas 9.875% 6/15/12                                                                                    250,000            243,125
                                                                                                                            _______

                                                                                                                          1,316,965
                                                                                                                          _________

Insurance - 2.05%
21st Century Insurance 5.90% 12/15/13                                                                    275,000            272,762

ASIF III 0.95% 7/15/09                                                              JPY               48,000,000            402,128
# Farmers Exchange Capital 144A 7.05% 7/15/28                                       USD                  555,000            580,790
# Farmers Insurance Exchange 144A
    6.00% 8/1/14                                                                                         140,000            138,619
    8.625% 5/1/24                                                                                        615,000            739,452
~ # Financial Security Assurance 144A 6.40% 12/15/66                                                     185,000            186,472
~ # Great West Life & Annuity Insurance 144A 7.153% 5/16/46                                              235,000            249,453
# Liberty Mutual 144A
     5.75% 3/15/14                                                                                        90,000             89,797
     6.70% 8/15/16                                                                                       265,000            280,066
Marsh & McLennan
     5.15% 9/15/10                                                                                       380,000            373,645
     5.375% 3/15/07                                                                                      210,000            209,941
   ~ 5.513% 7/13/07                                                                                      400,000            400,074
MetLife
     5.00% 6/15/15                                                                                       160,000            155,444
   ~ 6.40% 12/15/66                                                                                      385,000            388,063
# Metropolitan Life Global Funding I 144A 4.25% 7/30/09                                                  450,000            439,488
Montpelier Re Holdings 6.125% 8/15/13                                                                    200,000            195,108
# Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                         355,000            422,381
# Nippon Life Insurance 144A 4.875% 8/9/10                                                               345,000            337,718
# NLV Financial 144A 6.50% 3/15/35                                                                       720,000            698,298
/ ~ # North Front Pass Through Trust 144A 5.81% 12/15/24                                                 500,000            493,023
~ # Oil Insurance 144A 7.558% 12/29/49                                                                 2,295,000          2,381,823
~ Reinsurance Group of America 6.75% 12/15/65                                                            765,000            765,822
Safeco Capital Trust I 8.072% 7/15/37                                                                    300,000            314,025
St. Paul Travelers 5.01% 8/16/07                                                                         260,000            259,044
/ ~ # Twin Reefs Pass Through Trust 144A 6.35% 12/31/49                                                  600,000            601,141
WellPoint
     4.25% 12/15/09                                                                                      140,000            136,178
     5.85% 1/15/36                                                                                       570,000            555,622
Willis North America
     5.125% 7/15/10                                                                                      240,000            234,168
     5.625% 7/15/15                                                                                      190,000            182,174
~ # ZFS Finance USA Trust II 144A 6.45% 12/15/65                                                       1,495,000          1,527,450
                                                                                                                          _________

                                                                                                                         14,010,169
                                                                                                                         __________

Natural Gas - 0.71%
El Paso Natural Gas 7.625% 8/1/10                                                                        495,000            519,750
# El Paso Performance-Linked Trust 144A 7.75% 7/15/11                                                    175,000            185,938
El Paso Production 7.75% 6/1/13                                                                          150,000            157,688
Enterprise Products Operating
     4.00% 10/15/07                                                                                      125,000            123,494
     4.625% 10/15/09                                                                                     410,000            401,683
     4.95% 6/1/10                                                                                        310,000            305,001
     5.00% 3/1/15                                                                                        327,000            308,841
     7.50% 2/1/11                                                                                        317,000            338,358
   ~ 8.375% 8/1/66                                                                                       725,000            786,631
Inergy Finance
     6.875% 12/15/14                                                                                      90,000             88,875
     8.25% 3/1/16                                                                                         75,000             79,125
Kinder Morgan Finance 5.35% 1/5/11                                                                       455,000            444,163
# Nakilat 144A
     6.067% 12/31/33                                                                                     180,000            179,228
     6.267% 12/31/33                                                                                     260,000            258,434
Oneok 5.51% 2/16/08                                                                                      335,000            334,852
Valero Logistics Operations 6.05% 3/15/13                                                                350,000            353,031
                                                                                                                            _______

                                                                                                                          4,865,092
                                                                                                                          _________

Real Estate - 0.40%
American Real Estate Partners 8.125% 6/1/12                                                              200,000            207,500
BF Saul REIT 7.50% 3/1/14                                                                                230,000            234,888
Developers Diversified Realty
     4.625% 8/1/10                                                                                        95,000             92,564
     5.25% 4/15/11                                                                                       100,000             99,102
     5.375% 10/15/12                                                                                     440,000            436,312
ERP Operating 6.95% 3/2/11                                                                                66,000             69,952
# Greentown China Holdings 144A 9.00% 11/8/13                                                            545,000            562,712
HRPT Properties Trust 5.75% 2/15/14                                                                      230,000            230,484
Rouse 7.20% 9/15/12                                                                                      175,000            179,904
# Shimao Property Holdings 144A 8.00% 12/1/16                                                            395,000            402,900
United Dominion Realty Trust 3.90% 3/15/10                                                               205,000            198,036
                                                                                                                            _______

                                                                                                                          2,714,354
                                                                                                                          _________

Technology - 0.45%
Dell 6.55% 4/15/08                                                                                       150,000            151,708
# Freescale Semiconductor 144A
     9.125% 12/15/14                                                                                     100,000             99,875
     10.125% 12/15/16                                                                                    735,000            739,594
International Business Machines 4.00% 11/11/11                                      EUR                  400,000            523,212
MagnaChip Semiconductor 8.00% 12/15/14                                              USD                  650,000            438,750
# NXP Funding 144A 9.50% 10/15/15                                                                        175,000            180,250
Solectron Global Finance 8.00% 3/15/16                                                                    50,000             50,875
Sungard Data Systems 10.25% 8/15/15                                                                      659,000            706,778
# UGS Capital II PIK 144A 10.348% 6/1/11                                                                 200,307            201,809
                                                                                                                            _______

                                                                                                                          3,092,851
                                                                                                                          _________

Transportation - 1.03%
American Airlines
     6.817% 5/23/11                                                                                      320,000            325,101
     6.977% 5/23/21                                                                                      136,414            135,050
     7.377% 5/23/19                                                                                      342,287            334,585
Continental Airlines 6.503% 6/15/11                                                                      390,000            401,700
# Erac USA Finance 144A
     5.30% 11/15/08                                                                                      100,000             99,482
     5.90% 11/15/15                                                                                      241,000            243,925
     6.20% 11/1/16                                                                                       615,000            635,575
     7.35% 6/15/08                                                                                       380,000            389,644
{ H-Lines Finance Holdings 11.00% 4/1/13                                                                 391,000            365,585
# Hertz 144A 8.875% 1/1/14                                                                               225,000            236,813
Horizon Lines 9.00% 11/1/12                                                                              179,000            188,845
Kansas City Southern de Mexico 9.375% 5/1/12                                                             200,000            214,500
# Kansas City Southern de Mexico 144A 7.625% 12/1/13                                                     685,000            686,713
Kansas City Southern Railway 9.50% 10/1/08                                                               175,000            183,750
+ + Northwest Airlines 7.041% 4/1/22                                                                     101,919            102,747
OMI 7.625% 12/1/13                                                                                       215,000            220,913
Red Arrow International Leasing 8.375% 3/31/12                                      RUB               46,735,367          1,831,210
Seabulk International 9.50% 8/15/13                                                 USD                   90,000             97,875
Stena 9.625% 12/1/12                                                                                     325,000            347,750
                                                                                                                            _______

                                                                                                                          7,041,763
                                                                                                                          _________

Total Corporate Bonds (cost $198,119,836)                                                                               202,342,322
                                                                                                                        ___________


Foreign Agencies - 0.68%

Austria - 0.12%
Oesterreichische Kontrollbank 1.80% 3/22/10                                         JPY               93,000,000            801,946
                                                                                                                            _______

                                                                                                                            801,946
                                                                                                                            _______

Germany - 0.39%
KFW
     1.75% 3/23/10                                                                  JPY               48,000,000            413,274
     3.50% 7/4/21                                                                   EUR                  938,000          1,147,192
     4.95% 10/14/14                                                                 CAD                  224,000            199,523
     8.25% 9/20/07                                                                  ISK               38,100,000            517,656
Rentenbank 1.375% 4/25/13                                                           JPY               48,000,000            402,821
                                                                                                                            _______

                                                                                                                          2,680,466
                                                                                                                          _________

Mexico - 0.10%
Pemex Project Funding Master Trust 6.625% 6/15/35                                   USD                  641,000            656,544
                                                                                                                            _______

                                                                                                                            656,544
                                                                                                                            _______

Ukraine - 0.07%
Exim of Ukraine
     7.65% 9/7/11                                                                   USD                  235,000            240,515
     7.75% 9/23/09                                                                  USD                  270,000            277,749
                                                                                                                            _______

                                                                                                                            518,264
                                                                                                                            _______

Total Foreign Agencies (cost $4,700,246)                                                                                  4,657,220
                                                                                                                          _________


Municipal Bonds - 2.73%

Allentown, Pennsylvania 3.98% 10/1/11 (AMBAC)                                                            320,000            304,726
Aruba Airport Authority Series A 7.70% 1/1/13 (MBIA)                                                     147,000            156,261
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                                               260,000            280,662
California State
     5.00% 2/1/33                                                                                         65,000             67,880
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                     195,000            207,209
College Park, Georgia Revenue Series A 5.557% 1/1/09 (FGIC)                                            1,585,000          1,597,283
Colorado Department of Transportation Revenue Series B 5.00% 12/15/12 (FGIC)                              85,000             91,072
Delaware River Port Authority Series A 7.54% 1/1/13 (FSA)                                                805,000            896,062

Escondido, California Revenue (Wastewater Capital Projects) Series B 5.75% 9/1/25 (MBIA)                 565,000            569,300
Fairfield, California Pension Obligation Series B 5.42% 6/1/34 (AMBAC)                                   765,000            742,234
Gainesville, Florida Utilities System Revenue 5.31% 10/1/21 (FSA)                                      1,580,000          1,566,949
Hoboken, New Jersey General Obligation Taxable Series B 4.26% 2/1/10 (MBIA)                              325,000            316,625
Hoboken, New Jersey Refunding Taxable Pension 6.50% 4/1/26 (MBIA)                                         25,000             27,773
Illinois State Taxable Pension 5.10% 6/1/33                                                              120,000            115,105
Industry Urban Development Agency Series 1A 4.50% 5/1/10 (MBIA)                                          195,000            190,271
La Quinta, California Redevelopment Agency Tax Allocation Project #1
     5.45% 9/1/13 (AMBAC)                                                                                560,000            559,026
     6.24% 9/1/23 (AMBAC)                                                                                230,000            239,421
Los Angeles, California Community Redevelopment
     Series B 5.83% 12/1/17 (FSA)                                                                        635,000            652,996
     Series D 5.60% 7/1/18 (MBIA)                                                                         80,000             80,218
     Series D 6.02% 9/1/21 (MBIA)                                                                        950,000            973,342
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00% 7/15/36                     355,000            378,224
Metropolitan Washington, District of Columbia Airport Authority Series C 4.62% 10/1/10 (FGIC)             15,000             14,780
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29                            100,000            108,294
New York City, New York Transitional Finance Authority 5.19% 8/1/16                                    1,570,000          1,561,145
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                         125,000            134,389
Oregon State Taxable Pension 5.892% 6/1/27                                                                65,000             68,182
Sacramento County, California Public Finance Authority Revenue (Housing Tax County Project) Series B
     3.82% 12/1/08 (FGIC)                                                                                 45,000             43,835
     5.18% 12/1/13 (FGIC)                                                                                105,000            103,723
San Diego, California Redevelopment Tax Allocation Series C 5.81% 9/1/19 (XLCA)                          645,000            655,907
Sisters of Providence Obligated Group 7.47% 10/1/07 (MBIA)                                             1,284,000          1,303,478
South Texas Detention Complex Local Development Corporation Revenue 4.92% 2/1/14 (MBIA)                1,150,000          1,128,725
Trenton, New Jersey General Obligation 5.40% 4/1/23 (FSA)                                              1,265,000          1,253,413
University Enterprises Series B 5.42% 10/1/37 (FGIC)                                                   1,455,000          1,406,519
Waterbury, Connecticut Series B 5.43% 4/1/09 (FSA)                                                       329,000            328,441
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)                                         590,000            588,372
                                                                                                                            _______


Total Municipal Bonds (cost $18,660,278)                                                                                 18,711,842
                                                                                                                         __________


Non-Agency Asset Backed Securities - 5.03%

Capital One Auto Finance Trust Series 2003-A A4A 2.47% 1/15/10                                            10,265             10,208
Centex Home Equity Series 2002-A AF6 5.54% 1/25/32                                                        53,564             53,378
~ Citigroup Mortgage Loan Trust Series 2006-WFH4 A1 5.40% 11/25/36                                     1,686,619          1,686,645
Countrywide Asset-Backed Certificates
   ~ Series 2005-7 AF2 4.367% 1/25/35                                                                  1,275,954          1,263,889
   ~ Series 2006-11 1AF3 6.05% 9/25/46                                                                   770,000            777,700
   ~ Series 2006-11 1AF6 6.15% 9/25/46                                                                 1,450,000          1,487,218
   ~ Series 2006-4 2A2 5.53% 7/25/36                                                                     935,000            936,560
   ~ Series 2006-15 A3 5.689% 10/25/46                                                                   170,000            170,411
   ~ Series 2006-15 A6 5.826% 10/25/46                                                                 1,230,000          1,247,516
     Series 2006-S3 A2 6.085% 6/25/21                                                                    490,000            494,395
   ~ Series 2006-S7 A3 5.712% 11/25/35                                                                   995,000            992,625
   ~ Series 2006-S9 A3 5.728% 8/25/36                                                                    660,000            655,957
# Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35                        3,593              3,595
Credit-Based Asset Servicing and Securitization
     Series 2005-CB8 AF1B 5.451% 12/25/35                                                                236,936            235,912
   # Series 2006-SL1 A2 144A 5.556% 9/25/36                                                              450,000            449,561
# Drive Auto Receivables Trust Series 2005-2 A2 144A 4.12% 1/15/10                                       811,564            807,029
# Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31                                             630,000            638,462
# Encore Credit Receivables NIM Trust Series 2005-4 Note 144A 4.50% 1/25/36                               97,213             96,959
~ First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF15 A3 5.40% 11/25/36            1,525,288          1,525,313
~ GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36                                             180,000            179,948
HFC Home Equity Loan Asset Backed Certificates Series 2006-4 A1F 5.79% 3/20/36                         2,495,000          2,491,918
Honda Automobile Receivables Owners Trust Series 2004-2 A4 3.81% 10/15/09                                 70,000             68,918
Household Automotive Trust Series 2006-3 A2 5.38% 12/17/09                                             1,580,000          1,581,256
~ HSI Asset Securitization Trust Series 2006-HE1 2A1 5.375% 10/25/36                                   1,514,042          1,513,933
~ # MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35                                    326,761            320,634
# MBNA Master Credit Card Trust Series 2000-D C 144A 8.40% 9/15/09                                       110,000            110,904
~ Merrill Lynch Mortgage Investors Series 2005-NCB A1A 5.451% 7/25/36                                    257,946            256,872
Mid-State Trust
     Series 2004-1 A 6.005% 8/15/37                                                                       51,206             51,999
     Series 2005-1 A 5.745% 1/15/40                                                                      261,957            261,630
   ~ Series 2006-1 A 144A 5.787% 10/15/40                                                                169,728            169,781
MMCA Automobile Trust Series 2002-2 B 4.67% 3/15/10                                                       42,184             42,125
New Century Home Equity Loan Trust Series 2005-A A2 4.461% 8/25/35                                       718,915            712,806
~ Option One Mortgage Loan Trust
     Series 2005-4 A3 5.61% 11/25/35                                                                     235,000            235,592

     Series 2006-3 2A1 5.39% 2/25/37                                                                   2,233,254          2,233,113
Renaissance Home Equity Loan Trust
     Series 2005-4 A2 5.399% 2/25/36                                                                     235,000            233,876
     Series 2005-4 A3 5.565% 2/25/36                                                                     150,000            149,669
     Series 2006-3 AF1 5.917% 11/25/36                                                                 2,140,800          2,138,273
     Series 2006-4 AF1 5.545% 1/25/37                                                                  1,650,000          1,644,328
~ Residential Asset Mortgage Products Series 2006-RS6 A1 5.42% 11/25/36                                1,439,059          1,439,083
# Securitized Asset Backed NIM Trust Series 2005-FR4 NIM 144A 6.00% 1/25/36                              520,995            519,517
Structured Asset Securities
     Series 2001-SB1 A2 3.375% 8/25/31                                                                   130,472            117,220
   ~ Series 2005-NC1 A7 5.58% 2/25/35                                                                     45,816             45,856
Terwin Mortgage Trust Series 2005-14HE AF2 4.849% 8/25/36                                              2,022,000          1,998,652
Triad Auto Receivables Owner Trust Series 2006-C A2 5.24% 1/12/10                                      1,570,000          1,570,655
Vanderbilt Mortgage Finance Series 2001-A A4 7.235% 6/7/28                                               186,634            194,610
WFS Financial Owner Trust Series 2005-1 D 4.09% 8/17/12                                                  431,597            426,523
Whole Auto Loan Trust Series 2003-1 B 2.24% 3/15/10                                                      164,746            164,543
                                                                                                                            _______

Total Non-Agency Asset Backed Securities (cost $34,395,469)                                                              34,407,567
                                                                                                                         __________


Non-Agency Collateralized Mortgage Obligations - 17.95%

ABN Amro Mortgage Series 2003-4 A5 4.75% 3/25/33                                                         483,229            478,920
~ Adjustable Rate Mortgage Trust
     Series 2005-10 3A31 5.423% 1/25/36                                                                1,145,000          1,128,804
     Series 2006-2 1A4 5.769% 5/25/36                                                                  1,440,000          1,459,265
Bank of America Alternative Loan Trust
     Series 2003-10 2A1 6.00% 12/25/33                                                                    21,273             21,320
     Series 2004-2 1A1 6.00% 3/25/34                                                                      67,485             67,633
     Series 2004-10 1CB1 6.00% 11/25/34                                                                  239,405            240,430
     Series 2005-3 2A1 5.50% 4/25/20                                                                     165,182            164,459
     Series 2005-5 2CB1 6.00% 6/25/35                                                                    377,472            378,180
     Series 2005-6 7A1 5.50% 7/25/20                                                                     500,813            498,309
     Series 2005-9 5A1 5.50% 10/25/20                                                                    487,779            485,035
Bank of America Funding Series 2005-8 1A1 5.50% 1/25/36                                                1,191,970          1,167,013
Bank of America Mortgage Securities
     Series 2003-2 1A11 5.50% 4/25/33                                                                  1,245,000          1,240,428
     Series 2004-3 1A20 4.25% 4/25/34                                                                    475,863            470,460
   ~ Series 2004-G 2A3 4.232% 8/25/34                                                                     53,076             52,886
     Series 2005-9 2A1 4.75% 10/25/20                                                                    516,553            505,460
   ~ Series 2005-A 1A1 4.046% 2/25/35                                                                    112,815            111,546
~ Bear Stearns Adjustable Rate Mortgage Trust Series 2006-1 1A1 4.625% 2/25/36                         3,153,897          3,098,760
~ Bear Stearns Alternative-A Trust
     Series 2006-3 33A1 6.184% 5/25/36                                                                   578,334            585,001
     Series 2006-3 34A1 6.185% 5/25/36                                                                   281,098            284,333
     Series 2006-4 23A5 6.239% 8/25/36                                                                   484,025            490,665
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35                                   488,686            487,520
Cendant Mortgage
     Series 2003-1 A6 5.50% 2/25/33                                                                       17,327             17,246
     Series 2004-1 A3 5.50% 2/25/34                                                                      659,093            657,965
Chase Mortgage Finance
     Series 2003-S8 A2 5.00% 9/25/18                                                                     834,913            821,880
     Series 2004-S3 2A1 5.25% 3/25/34                                                                    558,795            554,491
   ~ Series 2005-A1 3A1 5.27% 12/25/35                                                                   912,609            904,675
Citicorp Mortgage Securities
     Series 2003-3 A4 5.50% 3/25/33                                                                      132,782            132,139
     Series 2004-1 1A1 5.25% 1/25/34                                                                   1,763,514          1,746,844
     Series 2004-8 1A1 5.50% 10/25/34                                                                    784,196            780,867
Citigroup Mortgage Loan Trust
     Series 2004-NCM2 1CB2 6.75% 8/25/34                                                                 246,521            251,066
   ~ Series 2006-AR2 1A2 5.545% 3/25/36                                                                1,934,540          1,932,713
   ~ Series 2006-AR5 1A3A 5.933% 7/25/36                                                               1,326,711          1,339,802
Citimortgage Alternative Loan Trust 2006-A2 A1 6.00% 5/25/36                                           1,459,335          1,469,024
Countrywide Alternative Loan Trust
     Series 2002-11 A4 6.25% 10/25/32                                                                    459,769            459,088
     Series 2003-21T1 A2 5.25% 12/25/33                                                                  964,514            955,081
     Series 2004-1T1 A2 5.50% 2/25/34                                                                  1,064,659          1,058,984
     Series 2004-14T2 A6 5.50% 8/25/34                                                                   942,477            936,187
     Series 2004-28CB 6A1 6.00% 1/25/35                                                                  679,752            680,814
     Series 2004-35T2 A1 6.00% 2/25/35                                                                   522,360            522,227
     Series 2004-J1 1A1 6.00% 2/25/34                                                                     32,410             32,251
     Series 2004-J2 7A1 6.00% 12/25/33                                                                    51,140             51,220
   ~ Series 2004-J7 1A2 4.673% 8/25/34                                                                    75,806             75,199

   ~ Series 2005-43 4A3 5.742% 10/25/35                                                                  657,968            654,199
   ~ Series 2005-63 3A1 5.896% 11/25/35                                                                  551,663            551,801
     Series 2006-2CB A3 5.50% 3/25/36                                                                    413,986            414,702
     Series 2006-19CB A15 6.00% 8/25/36                                                                2,800,546          2,819,173
     Series 2006-25CB A8 6.00% 10/25/36                                                                1,467,538          1,479,027
     Series 2006-31CB A8 5.75% 11/25/36                                                                  947,918            948,122
 / Countrywide Home Loan Mortgage Pass Through Trust
   ~ Series 2003-21 A1 4.076% 5/25/33                                                                     16,835             16,613
     Series 2005-23 A1 5.50% 11/25/35                                                                  1,596,348          1,562,924
     Series 2005-29 A1 5.75% 12/25/35                                                                  1,800,221          1,789,025
     Series 2006-1 A2 6.00% 3/25/36                                                                      439,262            439,311
   ~ Series 2006-HYB3 3A1A 6.11% 5/25/36                                                                 582,600            588,384
Credit Suisse First Boston Mortgage Securities
     Series 2003-29 5A1 7.00% 12/25/33                                                                    16,507             16,817
     Series 2004-1 3A1 7.00% 2/25/34                                                                       8,402              8,559
~ Deustche Alternative-A Securities Loan Trust Series 2006-AB4 A1A 6.005% 10/25/36                     2,237,816          2,225,228
~ # Deutsche Mortgage Securities Series 2005-WF1 1A3 144A 5.047% 6/26/35                               1,720,000          1,671,045
~ First Horizon Asset Securities
     Series 2004-AR5 4A1 5.682% 10/25/34                                                                  82,984             82,541
     Series 2005-AR2 2A1 5.126% 6/25/35                                                                  949,657            945,884
     Series 2006-AR4 1A2 5.528% 1/25/37                                                                2,845,000          2,837,652
General Motors Acceptance Corporation Mortgage Loan Trust
   ~ Series 2005-AR2 4A 5.191% 5/25/35                                                                   473,417            464,434
     Series 2006-J1 A1 5.75% 4/25/36                                                                   2,173,601          2,177,453
# GSMPS Mortgage Loan Trust 144A
     Series 1998-3 A 7.75% 9/19/27                                                                        31,719             33,254
     Series 1999-3 A 8.00% 8/19/29                                                                        52,043             54,871
     Series 2005-RP1 1A3 8.00% 1/25/35                                                                   453,539            480,002
     Series 2005-RP1 1A4 8.50% 1/25/35                                                                   207,763            221,849
     Series 2006-RP1 1A2 7.50% 1/25/36                                                                   546,762            569,950
~ GSR Mortgage Loan Trust
     Series 2005-AR6 4A5 4.552% 9/25/35                                                                1,200,000          1,177,677
     Series 2006-AR1 2A4 5.188% 1/25/36                                                                2,215,000          2,196,673
~ Indymac Index Mortgage Loan Trust
     Series 2005-AR2 2A1 5.001% 1/25/36                                                                1,639,243          1,620,132
     Series 2005-AR25 1A21 5.877% 12/25/35                                                               519,896            520,286
     Series 2006-AR1 A1 5.955% 8/25/36                                                                 1,378,123          1,385,848
     Series 2006-AR2 1A1A 5.57% 4/25/46                                                                  641,480            641,976
     Series 2006-AR3 1A1 5.439% 12/25/36                                                               2,641,326          2,629,816
~ JPMorgan Mortgage Trust
     Series 2005-A4 1A1 5.405% 7/25/35                                                                   322,573            318,443
     Series 2005-A6 1A2 5.151% 9/25/35                                                                   605,000            606,072
     Series 2006-A2 2A4 5.766% 4/25/36                                                                 2,025,000          2,054,268
     Series 2006-A3 7A1 4.581% 4/25/35                                                                 1,988,299          1,954,426
     Series 2006-A6 2A4L 5.582% 10/25/36                                                               1,590,000          1,583,999
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35                                                   444,261            443,942
~ MASTR Adjustable Rate Mortgages Trust
     Series 2003-6 1A2 5.874% 12/25/33                                                                    24,463             24,766
     Series 2005-6 7A1 5.375% 6/25/35                                                                    203,865            201,007
MASTR Alternative Loans Trust
     Series 2003-6 3A1 8.00% 9/25/33                                                                      19,588             20,060
     Series 2003-9 1A1 5.50% 12/25/18                                                                     18,429             18,337
     Series 2004-3 8A1 7.00% 4/25/34                                                                      29,650             29,682
     Series 2004-5 6A1 7.00% 6/25/34                                                                     253,164            255,546
     Series 2005-3 7A1 6.00% 4/25/35                                                                     215,703            215,784
MASTR Asset Securitization Trust
     Series 2003-9 2A7 5.50% 10/25/33                                                                    578,273            566,347
     Series 2003-11 6A12 4.75% 12/25/33                                                                  370,000            367,022
     Series 2004-4 2A1 5.00% 4/25/34                                                                   1,087,930          1,071,995
# MASTR Reperforming Loan Trust 144A
     Series 2005-1 1A5 8.00% 8/25/34                                                                     196,995            207,975
     Series 2005-2 1A4 8.00% 5/25/35                                                                     600,363            632,820
~ Merrill Lynch Mortgage Investors
     Series 2005-A5 A2 4.566% 6/25/35                                                                    460,000            447,501
     Series 2005-A9 2A1C 5.159% 12/25/35                                                               2,435,000          2,414,019
     Series 2006-A1 1A1 5.882% 3/25/36                                                                   624,172            629,404
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36                                        248,821            252,398
Nomura Asset Acceptance
     Series 2005-WF1 2A2 4.786% 3/25/35                                                                  475,000            467,645

   ~ Series 2006-AF1 1A2 6.159% 5/25/36                                                                  500,000            504,822
# Novastar NIM Trust Series 2005-N1 Note 144A 4.777% 10/26/35                                             70,108             69,967
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34                                                    51,441             51,779
Residential Accredit Loans
     Series 2002-QS17 CB1 6.00% 11/25/32                                                                 917,295            922,248
     Series 2004-QS2 CB 5.75% 2/25/34                                                                    147,247            145,958
     Series 2005-QS9 A6 5.50% 6/25/35                                                                    155,000            150,157
Residential Asset Mortgage Products
     Series 2004-SL1 A3 7.00% 11/25/31                                                                    18,960             19,251
     Series 2004-SL4 A3 6.50% 7/25/32                                                                    116,886            118,813
     Series 2005-SL1 A2 6.00% 5/25/32                                                                    234,139            239,282
~ Residential Funding Mortgage Security I Series 2006-SA3 3A1 6.06% 9/25/36                              543,856            547,742
~ Structured Adjustable Rate Mortgage Loan Trust
     Series 2004-18 5A 5.50% 12/25/34                                                                    116,582            115,344
     Series 2005-18 1A1 5.666% 9/25/35                                                                   834,359            835,073
     Series 2005-18 9A1 5.25% 9/25/35                                                                    720,438            713,568
     Series 2005-21 6A3 5.40% 11/25/35                                                                 1,065,000          1,042,123
     Series 2005-3XS A2 5.60% 1/25/35                                                                    259,437            259,648
     Series 2006-1 5A1 5.25% 2/25/36                                                                   1,422,326          1,412,664
     Series 2006-1 7A4 5.62% 2/25/36                                                                   1,305,000          1,295,924
Structured Asset Securities
   ~ Series 2002-22H 1A 6.958% 11/25/32                                                                   18,159             18,471
     Series 2004-5H A2 4.43% 12/25/33                                                                    302,565            298,635
     Series 2004-12H 1A 6.00% 5/25/34                                                                    165,891            166,202
     Series 2005-6 4A1 5.00% 5/25/35                                                                     655,962            630,954
Washington Mutual
     Series 2002-S8 2A1 4.50% 1/25/18                                                                     69,974             69,556
     Series 2004-CB3 1A 6.00% 10/25/34                                                                   232,410            232,773
     Series 2004-CB3 4A 6.00% 10/25/19                                                                   124,773            125,986
   ~ Series 2005-AR16 1A3 5.113% 12/25/35                                                              1,225,000          1,218,377
   ~ Series 2005-AR18 1A3A 5.264% 1/25/36                                                              2,200,000          2,200,869
   ~ Series 2006-AR2 1A1 5.328% 3/25/37                                                                1,835,189          1,831,041
   ~ Series 2006-AR7 1A 5.81% 9/25/36                                                                    304,079            304,139
   ~ Series 2006-AR10 1A1 5.967% 9/25/36                                                                 576,228            581,187
   ~ Series 2006-AR12 1A2 5.834% 10/25/36                                                              1,560,000          1,576,832
   ~ Series 2006-AR16 1A1 5.63% 12/25/36                                                               2,352,659          2,353,968
   ~ Series 2006-AR18 2A2 5.516% 1/25/37                                                               1,670,000          1,678,872
/ Washington Mutual Alternative Mortgage Pass Through Certificates
     Series 2005-1 5A2 6.00% 3/25/35                                                                     122,218            121,328
     Series 2005-1 6A2 6.50% 3/25/35                                                                      26,924             27,079
     Series 2005-9 3CB 5.50% 10/25/20                                                                    524,492            522,256
     Series 2006-2 2CB 6.50% 3/25/36                                                                     381,271            386,156
     Series 2006-5 2CB3 6.00% 7/25/36                                                                    527,579            533,110
     Series 2006-5 LB1 6.00% 7/25/36                                                                     243,846            241,943
   ~ Series 2006-AR5 3A 5.77% 7/25/46                                                                    381,999            382,969
Wells Fargo Mortgage Backed Securities Trust
   ~ Series 2004-T A1 4.381% 9/25/34                                                                     229,917            230,092
     Series 2005-12 1A7 5.50% 11/25/35                                                                   658,135            639,213
     Series 2005-14 2A1 5.50% 12/25/35                                                                   226,584            221,840
     Series 2005-17 1A1 5.50% 1/25/36                                                                    562,178            550,408
     Series 2005-17 1A2 5.50% 1/25/36                                                                    519,300            510,135
   ~ Series 2005-AR13 A1 5.313% 5/25/35                                                                1,689,000          1,656,827
   ~ Series 2005-AR16 4A2 4.992% 10/25/35                                                              1,610,000          1,590,949
     Series 2006-1 A3 5.00% 3/25/21                                                                      689,753            673,587
     Series 2006-2 3A1 5.75% 3/25/36                                                                     582,618            576,792
     Series 2006-3 A1 5.50% 3/25/36                                                                    1,307,748          1,302,966
     Series 2006-6 1A3 5.75% 5/25/36                                                                   1,534,068          1,536,323
   ~ Series 2006-AR4 1A1 5.865% 4/25/36                                                                  805,574            804,809
   ~ Series 2006-AR4 2A1 5.784% 4/25/36                                                                  542,925            540,221
   ~ Series 2006-AR5 2A1 5.536% 4/25/36                                                                  337,493            336,567
   ~ Series 2006-AR10 5A1 5.604% 7/25/36                                                                 511,438            511,933
   ~ Series 2006-AR10 5A6 5.605% 7/25/36                                                               2,758,237          2,758,592
   ~ Series 2006-AR11 A6 5.534% 8/25/36                                                                2,330,000          2,342,204
   ~ Series 2006-AR17 A1 5.348% 10/25/36                                                               3,994,173          3,971,390
   ~ Series 2006-AR19 A1 5.686% 12/25/36                                                               1,407,413          1,400,151
                                                                                                                          _________

Total Non-Agency Collateralized Mortgage Obligations (cost $122,582,268)                                                122,906,941
                                                                                                                        ___________

Regional Agencies - 1.66%

Australia - 1.66%
New South Wales Treasury
     5.50% 8/1/14                                                                   AUD                7,157,000          5,412,501
     5.50% 3/1/17                                                                   AUD                1,900,000          1,425,157
     6.00% 5/1/12                                                                   AUD                2,785,000          2,168,130
Queensland Treasury 6.00% 10/14/15                                                  AUD                3,050,000          2,389,222
                                                                                                                          _________

Total Regional Agencies (cost $11,156,277)                                                                               11,395,010
                                                                                                                         __________


Regional Authorities - 0.13%

Canada - 0.13%
Hydro Quebec
     9.40% 2/1/21                                                                   USD                   35,000             48,760
     10.50% 10/15/21                                                                CAD                  153,000            213,242
Ontario Province
     1.875% 1/25/10                                                                 JPY               24,000,000            207,129
     4.50% 3/8/15                                                                   CAD                  243,000            211,131
     5.375% 12/2/12                                                                 CAD                  231,000            210,474
                                                                                                                            _______

Total Regional Authorities (cost $898,437)                                                                                  890,736
                                                                                                                            _______


<<Senior Secured Loans - 1.52%

Aramark Bridge 10.62% 12/1/08                                                       USD                  300,000            300,000
@ Avis Car Rental 6.35% 4/19/12                                                                          162,714            162,104
@ AWAS 2nd Lien 11.00% 3/21/13                                                                           531,945            539,925
Ford Motor 8.36% 11/29/13                                                                              1,475,000          1,479,609
General Motors 7.745% 11/17/13                                                                           800,000            802,500
@ Georgia Pacific Loan Tranche B 6.694% 12/20/12                                                       1,188,000          1,188,000
HCA 8.086% 11/17/13                                                                                      750,000            760,078
@ HealthSouth 8.15% 3/10/13                                                                            1,492,500          1,505,558
Idearc 7.32% 11/1/14                                                                                     300,000            301,688
LA Petite 2nd Lien 12.61% 2/17/13                                                                        200,000            202,000
Lyondell Chemical 7.11% 8/16/13                                                                          299,250            301,120
Talecris Biotherapeutics 2nd Lien 13.50% 12/6/14                                                         450,000            453,938
@ United Airlines Bank Loan Tranche B
     8.625% 2/1/12                                                                                     1,022,363          1,030,030
     9.188% 2/1/12                                                                                        62,188             62,654
@ Visteon 8.18% 6/13/13                                                                                  300,000            301,688
Wind Acquisition PIK 12.54% 12/7/11                                                                      400,000            406,500
@ Windstream Term Loan B 7.26% 7/17/13                                                                   615,000            619,613
                                                                                                                            _______

Total Senior Secured Loans (cost $10,372,342)                                                                            10,417,005
                                                                                                                         __________

Sovereign Agencies - 0.29%

France - 0.02%
Caisse d'Amortissement de la Dette Sociale 3.625% 4/25/16                           EUR                  120,000            153,117
                                                                                                                            _______

                                                                                                                            153,117
                                                                                                                            _______

Japan - 0.21%
Development Bank of Japan 1.70% 9/20/22                                             JPY              100,000,000            792,668
Japan Finance Corporation for Municipal Enterprises 2.00% 5/9/16                    JPY               70,000,000            608,249
                                                                                                                            _______

                                                                                                                          1,400,917
                                                                                                                          _________

Norway - 0.06%
Kommunalbanken 4.25% 10/24/11                                                       NOK                2,750,000            435,466
                                                                                                                            _______

                                                                                                                            435,466
                                                                                                                            _______

Total Sovereign Agencies (cost $2,059,762)                                                                                1,989,500
                                                                                                                          _________


Sovereign Debt - 6.32%

Argentina - 0.11%
Republic of Argentina
   ~ 5.59% 8/3/12                                                                   USD                  327,000            231,701
     8.28% 12/31/33                                                                 USD                  483,935            527,005
                                                                                                                            _______

                                                                                                                            758,706
                                                                                                                            _______

Austria - 0.25%
Republic of Austria 5.25% 1/4/11                                                    EUR                  757,000          1,047,800
# Republic of Austria 144A 4.00% 9/15/16                                            EUR                  514,000            678,882
                                                                                                                            _______

                                                                                                                          1,726,682
                                                                                                                          _________

Brazil - 0.87%
Federal Republic of Brazil
     6.00% 1/17/17                                                                  USD                  260,000            256,750
     8.75% 2/4/25                                                                   USD                  440,000            544,500
     11.00% 8/17/40                                                                 USD                  200,000            265,250
     12.50% 1/5/16                                                                  BRL                  350,000            186,344
     12.50% 1/5/22                                                                  BRL                8,810,000          4,711,174
                                                                                                                          _________

                                                                                                                          5,964,018
                                                                                                                          _________

Colombia - 0.44%
Republic of Colombia
     7.375% 1/27/17                                                                 USD                  360,000            387,900

     7.375% 9/18/37                                                                 USD                  765,000            823,140
     12.00% 10/22/15                                                                COP            3,422,000,000          1,818,080
                                                                                                                          _________

                                                                                                                          3,029,120
                                                                                                                          _________

Dominican Republic - 0.07%
# Dominican Republic 144A 8.625% 4/20/27                                            USD                  423,000            488,354
                                                                                                                            _______

                                                                                                                            488,354
                                                                                                                            _______

El Salvador - 0.05%
Republic of El Salvador 7.65% 6/15/35                                               USD                  285,000            324,900
                                                                                                                            _______

                                                                                                                            324,900
                                                                                                                            _______

France - 0.27%
France Government O.A.T 4.00% 4/25/55                                               EUR                1,111,000          1,447,477
French Treasury Note 2.75% 3/12/08                                                  EUR                  322,000            419,570
                                                                                                                            _______

                                                                                                                          1,867,047
                                                                                                                          _________

Germany - 0.47%
Deutschland Republic
     4.00% 1/4/37                                                                   EUR                  320,000            416,749
     4.75% 7/4/08                                                                   EUR                  728,000            972,730
     5.00% 1/4/12                                                                   EUR                  153,000            211,595
     6.25% 1/4/24                                                                   EUR                  834,000          1,392,729
Deutschland Republic Inflation Linked 1.50% 4/15/16                                 EUR                  169,695            216,872
                                                                                                                            _______

                                                                                                                          3,210,675
                                                                                                                          _________

Indonesia - 0.07%
# Republic of Indonesia 144A 6.875% 3/9/17                                          USD                  424,000            451,560
                                                                                                                            _______

                                                                                                                            451,560
                                                                                                                            _______

Japan - 0.97%
Japan Government
     2 yr Bond 0.70% 9/15/08                                                        JPY              152,200,000          1,277,744
     5 yr Bond 1.50% 6/20/11                                                        JPY              150,000,000          1,278,956
     10 yr Bond 1.90% 6/20/16                                                       JPY              253,700,000          2,178,129
     20 yr Bond 2.30% 6/20/26                                                       JPY              153,500,000          1,340,921
Japanese Government CPI Linked Bond 0.80% 3/10/16                                   JPY               70,149,000            571,779
                                                                                                                            _______

                                                                                                                          6,647,529
                                                                                                                          _________

Malaysia - 0.17%
Malaysian Government
     3.756% 4/28/11                                                                 MYR                2,394,000            679,829
     7.00% 3/15/09                                                                  MYR                1,613,000            489,589
                                                                                                                            _______

                                                                                                                          1,169,418
                                                                                                                          _________

Mexico - 0.36%
Mexican Bonos
     8.00% 12/17/15                                                                 MXN                4,835,000            463,695
     9.00% 12/20/12                                                                 MXN               13,764,000          1,376,400
     10.00% 12/5/24                                                                 MXN                2,250,000            258,574
Mexican Government 5.625% 1/15/17                                                                        330,000            331,155
                                                                                                                            _______

                                                                                                                          2,429,824
                                                                                                                          _________

Norway - 0.45%
Norwegian Government
     5.00% 5/15/15                                                                  NOK               13,118,000          2,192,681
     6.50% 5/15/13                                                                  NOK                4,854,000            867,260
                                                                                                                            _______

                                                                                                                          3,059,941
                                                                                                                          _________

Panama - 0.05%
Republic of Panama 7.25% 3/15/15                                                    USD                  295,000            320,813
                                                                                                                            _______

                                                                                                                            320,813
                                                                                                                            _______

Philippines - 0.21%
Republic of Philippines
     7.75% 1/14/31                                                                  USD                  275,000            313,500
     8.25% 1/15/14                                                                  USD                  485,000            549,869
# Republic of Philippines 144A 8.75% 10/7/16                                        USD                  500,000            592,500
                                                                                                                            _______

                                                                                                                          1,455,869
                                                                                                                          _________

Poland - 0.19%
Poland Government
     6.00% 11/24/10                                                                 PLN                2,431,000            869,388
     6.25% 10/24/15                                                                 PLN                1,194,000            441,931
                                                                                                                            _______

                                                                                                                          1,311,319
                                                                                                                          _________

Republic of Korea - 0.09%
Government of South Korea 4.25% 12/7/21                                             EUR                  450,000            576,586
                                                                                                                            _______

                                                                                                                            576,586
                                                                                                                            _______

Sweden - 0.14%
Sweden Government 5.50% 10/8/12                                                     SEK                6,205,000            983,319
                                                                                                                            _______

                                                                                                                            983,319
                                                                                                                            _______

Turkey - 0.13%
Republic of Turkey
     7.00% 9/26/16                                                                  USD                  190,000            194,038
     7.375% 2/5/25                                                                  USD                  685,000            705,550
                                                                                                                            _______

                                                                                                                            899,588
                                                                                                                            _______

United Kingdom - 0.52%
U.K. Treasury
     4.25% 3/7/11                                                                   GBP                  690,000          1,310,989
     4.75% 9/7/15                                                                   GBP                  166,000            324,210
     4.75% 3/7/20                                                                   GBP                  437,000            865,072
     5.00% 3/7/12                                                                   GBP                  108,000            211,922
     8.00% 6/7/21                                                                   GBP                  160,000            422,576
     9.00% 7/12/11                                                                  GBP                  188,000            426,602
                                                                                                                            _______

                                                                                                                          3,561,371
                                                                                                                          _________

Uruguay - 0.11%
Republic of Uruguay 7.625% 3/21/36                                                  USD                  683,000            754,715
                                                                                                                            _______

                                                                                                                            754,715
                                                                                                                            _______

Venezuela - 0.33%
Venezuela Government
     5.75% 2/26/16                                                                  USD                  775,000            736,250
     6.00% 12/9/20                                                                  USD                1,392,000          1,304,304
     9.375% 1/13/34                                                                 USD                  170,000            224,825
                                                                                                                            _______

                                                                                                                          2,265,379
                                                                                                                          _________

Total Sovereign Debt (cost $41,456,870)                                                                                  43,256,733
                                                                                                                         __________

Supranational Banks - 0.61%

Asia Development Bank 0.50% 10/9/12                                                 AUD                  497,000            283,361
Corp Andina de Fomento 5.75% 1/12/17                                                USD                  440,000            443,057
European Investment Bank
     1.40% 6/20/17                                                                  JPY              150,000,000          1,234,436
     4.25% 12/7/10                                                                  GBP                  396,000            746,064
Inter-American Development Bank 1.90% 7/8/09                                        JPY              144,000,000          1,240,548
^ International Bank for Reconstruction & Development 7.099% 8/20/07                NZD                  313,000            210,334
                                                                                                                            _______

Total Supranational Banks (cost $4,129,978)                                                                               4,157,800
                                                                                                                          _________


U.S. Treasury Obligations - 9.03%

U.S. Treasury Bonds
     4.50% 2/15/36                                                                  USD                  685,000            651,607
     6.00% 2/15/26                                                                                    15,455,000         17,532,986
     8.125% 8/15/19                                                                                    5,341,000          6,979,603
U.S. Treasury Inflation Index Notes
     2.00% 1/15/26                                                                                       528,798            497,484
     2.375% 4/15/11                                                                                      284,724            283,678
     2.50% 7/15/16                                                                                     1,214,295          1,223,877
  oo 3.00% 7/15/12                                                                                       623,021            641,347
U.S. Treasury Notes
     3.25% 8/15/07                                                                                     5,395,000          5,338,315
     4.25% 11/15/13                                                                                   12,581,000         12,252,723
     4.625% 9/30/08                                                                                      860,000            857,078
     4.625% 11/30/08                                                                                   3,020,000          3,009,974
     4.625% 10/31/11                                                                                   3,495,000          3,483,397
     4.625% 11/15/16                                                                                   2,851,000          2,833,184
     4.875% 10/31/08                                                                                   1,995,000          1,996,560
     4.875% 8/15/16                                                                                    4,183,000          4,234,309
                                                                                                                          _________

Total U.S. Treasury Obligations (cost $61,988,584)                                                                       61,816,122
                                                                                                                         __________


Convertible Bonds - 0.11%

Ford Motor 4.25% 12/15/36 exercise price $9.20, expiration date 12/15/36                                 705,000            756,994
+ Mirant (Escrow) 2.50% 6/15/21 exercise price $67.95, expiration date 6/15/21                           115,000                  0
                                                                                                                                  _

Total Convertible Bonds (cost $721,782)                                                                                     756,994
                                                                                                                            _______

                                                                                                     Number of
                                                                                                     Shares

Common Stock - 0.03%

+ Charter Communications Class A                                                                           5,800             17,748
+ Foster Wheeler                                                                                           1,044             57,566
+ Mirant                                                                                                   5,254            165,869
                                                                                                                            _______

Total Common Stock (cost $133,472)                                                                                          241,183
                                                                                                                            _______

Preferred Stock - 0.03%

Arch Capital Group 8.00%                                                                                   5,809            153,648
Nexen 7.35%                                                                                                3,225             83,205
                                                                                                                             ______

Total Preferred Stock (cost $231,880)                                                                                       236,853
                                                                                                                            _______

Warrants - 0.07%

+ Argentina GDP Linked Security, expiration date 12/15/35                                              3,449,000            460,442
                                                                                                                            _______

Total Warrant (cost $310,410)                                                                                               460,442
                                                                                                                            _______

                                                                                                     Principal
                                                                                                     Amount ~

Repurchase Agreements - 5.47%

With BNP Paribas 4.80% 1/2/07
(dated 12/29/06, to be repurchased at $14,243,593,
collateralized by $14,893,000 U.S. Treasury Bills
due 6/28/07, market value $14,534,550)                                              USD               14,236,000         14,236,000

With Cantor Fitzgerald 4.82% 1/2/07
(dated 12/29/06, to be repurchased at $17,113,160,
collateralized by $1,475,000 U.S. Treasury Notes
4.00% due 6/15/09, market value $1,454,157,
$9,163,000 U.S. Treasury Notes 6.125% due 8/15/07,
market value $9,436,440 and $6,109,000 U.S. Treasury
Notes 6.50% due 2/15/10, market value $6,570,741)                                                     17,104,000         17,104,000

With UBS Warburg 4.75% 1/2/07
(dated 12/29/06, to be repurchased at $6,111,224,
collateralized by $6,310,000 U.S. Treasury Bills
due 3/29/07, market value $6,236,071)                                                                  6,108,000          6,108,000
                                                                                                                          _________

Total Repurchase Agreements (cost $37,448,000)                                                                           37,448,000
                                                                                                                         __________


Total Market Value of Securities - 101.82%
     (cost $691,100,244)                                                                                                697,197,973

Liabilities Net of Receivables and Other Assets (See Notes) - (1.82%)                                                  (12,488,150)
                                                                                                                       ____________

Net Assets Applicable to 76,791,826 Shares Outstanding - 100.00%                                                       $684,709,823
                                                                                                                       ____________


~ Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
COP - Colombian Peso
EUR - European Monetary Unit
GBP - British Pound Sterling
ISK - Iceland Krona
JPY - Japanese Yen
MXN - Mexican Peso
MYR - Malaysia Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
RUB - Russian Ruble
SEK - Swedish Krona
TRY - Turkish Lira
USD - United States Dollar
ZAR - South African Rand

+ Non-income producing security for the period ended December 31, 2006.

++ Non-income producing security. Security is currently in default.

~ Variable rate security. The rate shown is the rate as of December 31, 2006.

^ Zero coupon security. The rate shown is the yield at the time of purchase.

{ Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

; Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at December
31, 2006.

} Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2006, the aggregate amount of Rule 144A securities equaled $73,754,705, which represented 10.77% of the Fund's net assets. See Note 6 in "Notes."

@ Illiquid security. At December 31, 2006, the aggregate amount of illiquid securities equaled $5,749,818, which represented 0.84% of the Fund's net assets. See Note 6 in "Notes."

oo Fully or partially pledged as collateral for financial futures contracts.

~ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

<<Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
CPI - Consumer Price Index
CPN - Interest Coupon Only
FGIC - Insured by the Financial Guaranty Insurance Company FHLMC - Federal Home Loan Mortgage Corporation
FSA - Insured by Financial Security Assurance
GDP - Gross Domestic Product
GNMA - Government National Mortgage Association
GSMPS - Goldman Sachs Reperforming Mortgage Securities
MBIA - Insured by the Municipal Bond Insurance Association NIM - Net Interest Margin
O.A.T - Obligation Assimilable au Tresor (Treasury Security) PIK - Pay-in-Kind REIT - Real Estate Investment Trust
S.F. - Single Family
TBA - To be announced
XLCA - Insured by XL Capital Assurance
yr - Year


  The following foreign currency exchange and foreign cross currency exchange contracts, futures contracts, and swap contracts were outstanding at December
                                   31, 2006:


Foreign Currency Exchange Contracts(1)


                                                                                          Unrealized
                                                                                         Appreciation
Contracts to Receive (Deliver)       In Exchange For          Settlement Date           (Depreciation)
_____________________________        _______________          _______________           ______________

   AUD    (12,750,000)              USD    9,922,828              1/11/07                   $(139,279)
   CAD         242,440              NZD    (304,000)              2/22/07                      (5,214)
   CAD         386,133              AUD    (428,000)              2/22/07                      (5,734)
   EUR       (326,530)              USD      429,769              1/11/07                      (1,544)
   EUR       (163,103)              ISK   15,077,210              1/11/07                      (3,931)
   EUR         716,235              PLN  (2,742,398)              1/11/07                        1,058
   EUR         700,000              USD    (924,476)              2/22/07                        1,989
   EUR       1,187,113              GBP    (803,000)              1/11/07                      (4,631)
   ISK      15,467,000              EUR    (161,397)               2/2/07                        2,073
   JPY      83,599,628              EUR    (564,181)              1/11/07                     (23,687)
   NOK       2,517,345              AUD    (523,000)              1/11/07                      (8,781)
   NOK      12,239,600              USD  (2,000,000)              1/11/07                     (35,889)
   ZAR       4,214,700              USD    (600,000)              1/29/07                          305
                                                                                                   ___

                                                                                             $(223,265)
                                                                                             __________




Futures Contracts(2)


                                                                                                          Unrealized
                                          Contracts                Notional                                 Notional
                                                     Appreciation
        to Buy (Sell)                   Cost (Proceeds)            Value        Expiration Date        (Depreciation)
        ____________                    _______________            _____        _______________        ______________

 75 U.S. Treasury 2 year Notes            $15,402,553           $15,302,344         3/30/07              $(100,209)
145 U.S. Treasury 5 year Notes             15,366,629            15,234,063          4/4/07               (132,566)
 81 U.S. Treasury 10 year Notes             8,803,703             8,704,969         3/30/07                (98,734)
(16) U.S. Treasury long Bond              (1,814,997)           (1,783,000)         3/30/07                  31,997
                                                                                                             ______

                                                                                                         $(299,512)
                                                                                                         __________

Swap Contracts(3)

Total Return Swap Contracts

                                                                                                   Unrealized
Notional Amount              Expiration Date               Description                            Depreciation
_______________              _______________               ___________                            ____________

$2,430,000                        2/1/07              Agreement with State Street                     $(2,208)
                                                      to receive the notional
                                                      amount multiplied by the
                                                      return on the Lehman
                                                      Brothers Commercial MBS
                                                      Index AAA and to pay the
                                                      notional amount multiplied
                                                      by the 6 month BBA LIBOR
                                                      adjusted by a spread of
                                                      plus 0.05%.


Credit Default Swap Contracts


Swap Counterparty &             Notional         Annual Protection        Termination        Unrealized
Referenced Obligation                                 Amount               Payments          Date
                                                   Appreciation
______________________        __________         _______________           __________        ____________

Protection Purchased:
Goldman Sachs
     CDS IndexCo ABX
     Home Equity BBB-Index     $4,000,000             1.54%                  7/25/45          $16,250
Goldman Sachs
     CDS IndexCo ABX
     Home Equity BBB-Index      5,000,000             2.67%                  7/25/45           40,438
Goldman Sachs
     CDS IndexCo ABX
     Home Equity BBB-Index      2,000,000             2.42%                  5/25/46            6,875
                                                                                                _____

                                                                                              $63,563
                                                                                              _______


The use of foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1) See Note 3 in "Notes."
(2) See Note 4 in "Notes."
(3) See Note 5 in "Notes."

________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust-Optimum Fixed Income Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007.
Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. Discounts and premiums non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income

The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At December 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:


Cost of investments                                                $692,366,339
                                                                   ____________

Aggregate unrealized appreciation                                  $  9,146,914

Aggregate unrealized depreciation                                    (4,315,280)
                                                                   ____________

Net unrealized depreciation                                        $  4,831,634
                                                                   ____________

For federal income tax purposes, at March 31, 2006, capital loss carryforwards of $611,531 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2014.

3. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Swap Agreements

The Fund may enter into total return swap contracts in accordance with its investment objectives. A swap is a contract to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

Because there is no organized market for these swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related unrealized amounts shown above.

The Fund may also enter into credit default swap ("CDS") contracts in accordance with its investment objectives. A CDS contract is a risk-transfer instrument through which one party (the "purchaser of protection") transfers to another party (the "seller of protection") the financial risk of a Credit Event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a Credit Event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended December 31, 2006, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap agreements. Upon payment, such amounts are recorded as realized losses on swap agreements. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap agreements. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a Credit Event or the maturity or termination of the agreement. For the period ended December 31, 2006, the Fund did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Fund also invests in taxable municipal bonds.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund' limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)


Optimum International Fund
__________________________

December 31, 2006


                                                                                                     Number of          Market
                                                                                                     Shares           Value (U.S. $)
Common Stock- 97.57%?

Australia - 6.96%
Amcor                                                                                                    234,104         $1,338,188
Coles Group                                                                                              225,881          2,491,921
Foster's Group                                                                                           558,806          3,047,669
Macquarie Airports Management                                                                            238,300            676,000
National Australia Bank                                                                                  148,951          4,742,729
Promina                                                                                                   39,700            216,389
QBE Insurance                                                                                             52,200          1,184,511
Telstra                                                                                                  635,985          2,078,567
Telstra - Installment Receipt                                                                            416,898            885,333
Wesfarmers                                                                                                41,532          1,229,534
                                                                                                                          _________

                                                                                                                         17,890,841
                                                                                                                         __________

Austria - 0.58%
OMV                                                                                                        3,100            175,787
Voestalpine                                                                                               23,200          1,307,938
                                                                                                                          _________

                                                                                                                          1,483,725
                                                                                                                          _________

Belgium - 2.07%
Fortis                                                                                                    39,900          1,698,435
Fortis (Amsterdam Exchange)                                                                               67,728          2,882,439
KBC Groep                                                                                                  6,000            734,543
                                                                                                                            _______

                                                                                                                          5,315,417
                                                                                                                          _________

Brazil - 0.78%
Gerdau ADR                                                                                                31,250            500,000
Petroleo Brasiliero ADR                                                                                   12,117          1,247,930
Unibanco ADR                                                                                               2,800            260,288
                                                                                                                            _______

                                                                                                                          2,008,218
                                                                                                                          _________

Canada - 1.40%
+ Celestica                                                                                               18,900            147,161
EnCana                                                                                                     7,100            326,704
ING Canada                                                                                                 7,900            355,116
Metro Class A                                                                                             15,600            507,537
Nexen                                                                                                     13,212            727,360
Royal Bank of Canada                                                                                       5,237            249,242
Teck Cominco Class B                                                                                      10,800            814,062
TELUS                                                                                                     10,846            483,915
                                                                                                                            _______

                                                                                                                          3,611,097
                                                                                                                          _________

China - 0.33%
China Petroleum & Chemical                                                                               280,000            259,393
China Telecom                                                                                            437,230            238,730
PetroChina                                                                                               252,000            355,162
                                                                                                                            _______

                                                                                                                            853,285
                                                                                                                            _______

Finland - 0.80%
UPM-Kymmene                                                                                               81,400          2,050,904
                                                                                                                          _________

                                                                                                                          2,050,904
                                                                                                                          _________

France - 12.46%
Air France-KLM                                                                                             8,800            369,438
BNP Paribas                                                                                               22,840          2,484,828
Carrefour                                                                                                 30,739          1,860,540
Cie de Saint-Gobain                                                                                       34,935          2,927,374
Compagnie Generale des Etablissements Michelin Class B                                                     1,500            143,290
Credit Agricole                                                                                           31,120          1,304,540
France Telecom                                                                                            83,957          2,316,481
Renault                                                                                                   53,363          6,389,943
Sanofi-Aventis                                                                                            23,498          2,166,622
Societe Generale                                                                                          31,481          5,325,866
+ Suez Strip                                                                                               9,260                122
Total                                                                                                     94,143          6,774,569
                                                                                                                          _________

                                                                                                                         32,063,613
                                                                                                                         __________

Germany - 8.61%
Allianz                                                                                                    5,000          1,017,311
BASF                                                                                                      19,400          1,892,007
Bayer                                                                                                     63,962          3,430,398
Continental                                                                                               13,093          1,518,744
Deutsche Lufthansa                                                                                        60,400          1,653,421
Deutsche Telekom                                                                                          98,079          1,789,101
E.ON                                                                                                      13,700          1,858,462
+ Epcos                                                                                                   13,300            268,623
Muenchener Rueckversicherungs                                                                             15,100          2,601,861
RWE                                                                                                       51,124          5,604,294
TUI                                                                                                       26,200            524,303
                                                                                                                            _______

                                                                                                                         22,158,525
                                                                                                                         __________

Hong Kong - 2.06%
China Netcom                                                                                             162,500            433,882
Hong Kong Electric                                                                                       336,500          1,645,449
Orient Overseas International                                                                             48,000            304,770
Sino Land                                                                                                650,985          1,514,012
Wharf                                                                                                    383,000          1,412,369
                                                                                                                          _________

                                                                                                                          5,310,482
                                                                                                                          _________

Hungary - 0.08%
MOL Hungarian Oil and Gas ADR                                                                              1,890            214,988
                                                                                                                            _______

                                                                                                                            214,988
                                                                                                                            _______

India - 0.21%
State Bank of India GDR                                                                                    7,130            530,472
                                                                                                                            _______

                                                                                                                            530,472
                                                                                                                            _______

Israel - 0.09%
+ Mizrahi Tefahot Bank                                                                                    32,100            239,057
                                                                                                                            _______

                                                                                                                            239,057
                                                                                                                            _______

Italy - 4.43%
Buzzi Unicem                                                                                              34,900            990,110
ENI                                                                                                       57,500          1,934,101
Fondiaria-Sai                                                                                             27,300          1,302,414
Intesa Sanpaolo                                                                                          615,786          4,742,588
UniCredito Italiano                                                                                      277,238          2,423,639
                                                                                                                          _________

                                                                                                                         11,392,852
                                                                                                                         __________

Japan - 18.26%
Astellas Pharma                                                                                            7,500            339,975
Canon                                                                                                     80,500          4,532,163
Cosmo Oil                                                                                                 28,000            113,695
East Japan Railway                                                                                            86            573,263
EDION                                                                                                     31,600            468,371
Fanuc                                                                                                         99              9,716
Hitachi                                                                                                  106,000            660,263
Honda Motor                                                                                               23,800            939,367
Isuzu Motors                                                                                             241,000          1,126,091
Itochu                                                                                                   101,000            827,903
Japan Tobacco                                                                                                388          1,875,381
JFE                                                                                                       44,800          2,303,510
Kao                                                                                                       62,000          1,668,479
KDDI                                                                                                         384          2,606,831
Leopalace21                                                                                               12,595            402,329
Millea                                                                                                    35,500          1,257,350
Mitsubishi                                                                                                39,000            732,762
Mitsubishi UFJ Financial                                                                                      36            446,609
Mitsui & Company                                                                                          56,000            839,097
Mitsui Chemicals                                                                                         149,000          1,145,537
Mitsui OSK Lines                                                                                         142,000          1,402,488
Nippon Mining                                                                                            103,000            740,226
Nippon Telegraph & Telephone                                                                                 241          1,188,489
Nissan Motor                                                                                              55,400            668,495
Oki Electric Industry                                                                                    139,000            308,464
! ORIX                                                                                                     6,390          1,853,050
Rengo                                                                                                     25,000            159,612
Seiko Epson                                                                                               18,400            446,383
Sharp                                                                                                     71,000          1,220,780
Sumitomo Heavy Industries                                                                                119,000          1,247,090
Sumitomo Mitsui Financial                                                                                    198          2,027,229
Takeda Pharmaceutical                                                                                     51,400          3,522,752
Tokyo Electric Power                                                                                      26,700            862,579

Tokyo Gas                                                                                                118,000            626,519
Toyota Motor                                                                                             102,000          6,826,556
West Japan Railway                                                                                           238          1,015,992
                                                                                                                          _________

                                                                                                                         46,985,396
                                                                                                                         __________

Netherlands - 5.97%
ABN AMRO                                                                                                  33,954          1,088,564
Buhrmann                                                                                                  37,200            551,907
European Aeronautic Defence & Space                                                                       43,840          1,504,285
ING Groep CVA                                                                                            153,325          6,775,436
Mittal Steel                                                                                              38,254          1,612,521
Reed Elsevier                                                                                            157,836          2,687,556
Royal KPN                                                                                                 22,400            317,950
Wolters Kluwer                                                                                            28,900            829,113
                                                                                                                            _______

                                                                                                                         15,367,332
                                                                                                                         __________

New Zealand - 0.56%
Telecom of New Zealand                                                                                   422,794          1,429,804
                                                                                                                          _________

                                                                                                                          1,429,804
                                                                                                                          _________

Philippines - 0.08%
Philippine Long Distance Telephone                                                                         4,200            217,368
                                                                                                                            _______

                                                                                                                            217,368
                                                                                                                            _______

Republic of Korea - 0.97%
Honam Petrochemical                                                                                        2,900            215,881
Hyundai Mobis                                                                                              1,730            158,930
Industrial Bank of Korea                                                                                  16,180            296,877
Kookmin Bank                                                                                               2,700            217,086
POSCO                                                                                                      1,200            396,697
POSCO ADR                                                                                                  9,100            752,298
Samsung Electronics                                                                                          360            236,163
Shinhan Financial                                                                                          4,530            231,371
                                                                                                                            _______

                                                                                                                          2,505,303
                                                                                                                          _________

Singapore - 1.01%
+ Flextronics International                                                                               45,500            522,340
Jardine Matheson                                                                                           4,400             93,898
Neptune Orient Lines                                                                                      84,000            114,053
Oversea-Chinese Banking                                                                                  370,800          1,856,859
                                                                                                                          _________

                                                                                                                          2,587,150
                                                                                                                          _________
South Africa - 0.87%
Sanlam                                                                                                   121,610            317,845
Sasol                                                                                                     37,917          1,399,784
Standard Bank                                                                                             19,900            268,041
Tiger Brands                                                                                               9,876            241,149
                                                                                                                            _______

                                                                                                                          2,226,819
                                                                                                                          _________

Spain - 4.69%
Banco Santander Central Hispano                                                                          143,518          2,672,571
Iberdrola                                                                                                 59,325          2,586,343
Repsol YPF                                                                                                51,800          1,784,849
Telefonica                                                                                               236,434          5,019,868
                                                                                                                          _________

                                                                                                                         12,063,631
                                                                                                                         __________

Sweden - 0.40%
Svenska Cellulosa Class B                                                                                 19,700          1,026,527
                                                                                                                          _________

                                                                                                                          1,026,527
                                                                                                                          _________

Switzerland - 1.63%
Credit Suisse                                                                                             30,400          2,118,643
Novartis                                                                                                   7,310            419,777
Xstrata                                                                                                   33,220          1,652,027
                                                                                                                          _________

                                                                                                                          4,190,447
                                                                                                                          _________

Taiwan - 1.46%
AU Optronics                                                                                             293,000            403,536
Chunghwa Telecom ADR                                                                                      86,104          1,698,832
HON HAI Precision Industry                                                                                43,200            307,373
Quanta Computer                                                                                          179,500            324,898
Siliconware Precision Industries                                                                         246,000            384,338
Taiwan Semiconductor Manufacturing                                                                       157,588            323,557
+ United Microelectronics                                                                                504,000            313,961
                                                                                                                            _______

                                                                                                                          3,756,495
                                                                                                                          _________

Thailand - 0.06%
PTT PCL                                                                                                   27,800            164,683
                                                                                                                            _______

                                                                                                                            164,683
                                                                                                                            _______

United Kingdom - 20.75%
Alliance Boots                                                                                           125,402          2,051,864

AstraZeneca                                                                                               32,900          1,762,848
Aviva                                                                                                    194,358          3,120,429
BAE Systems                                                                                              133,300          1,109,059
Barclays                                                                                                 151,700          2,170,828
BG                                                                                                       186,536          2,536,966
BHP Billiton                                                                                              28,000            512,859
BP                                                                                                       356,837          3,979,868
British American Tobacco                                                                                  26,600            745,495
Compass                                                                                                   65,712            372,661
Enterprise Inns                                                                                           30,291            802,149
GKN                                                                                                      181,424            983,151
GlaxoSmithKline                                                                                          160,515          4,222,535
HBOS                                                                                                     291,827          6,458,166
J Sainsbury                                                                                              142,400          1,140,526
Lloyds TSB                                                                                               265,481          2,984,979
Marston's                                                                                                 21,400            757,820
Punch Taverns                                                                                             32,300            805,914
Rio Tinto                                                                                                 18,500            980,253
Royal Bank of Scotland                                                                                   148,047          5,765,696
Royal Dutch Shell Class A                                                                                137,568          4,847,060
Unilever                                                                                                 105,465          2,933,826
Vodafone                                                                                                 850,325          2,348,758
                                                                                                                          _________

                                                                                                                         53,393,710
                                                                                                                         __________

Total Common Stock (cost $193,821,912)                                                                                  251,038,141
                                                                                                                        ___________

Preferred Stock- 0.39%

Brazil - 0.20%
Usinas Siderurgicas de Minas Gerais Class A                                                               13,500            508,659
                                                                                                                            _______

                                                                                                                            508,659
                                                                                                                            _______

Republic of Korea - 0.19%
Hyundai Motor                                                                                              6,020            244,990
Samsung Electronics                                                                                          500            257,853
                                                                                                                            _______

                                                                                                                            502,843
                                                                                                                            _______

Total Preferred Stock (cost $933,933)                                                                                     1,011,502
                                                                                                                          _________

                                                                                                     Principal
                                                                                                     Amount
Repurchase Agreements- 1.52%

With BNP Paribas 4.80% 1/2/07
(dated 12/29/06, to be repurchased at $1,484,491,
collateralized by $1,552,200 U.S. Treasury Bills
due 6/28/07, market value $1,514,857)                                                                 $1,483,700          1,483,700

With Cantor Fitzgerald 4.82% 1/2/07
(dated 12/29/06, to be repurchased at $1,783,555,
collateralized by $153,800 U.S. Treasury Notes 4.00%
due 6/15/09, market value $151,559, $955,000
U.S. Treasury Notes 6.125% due 8/15/07,
market value $983,508 and $636,700
U.S. Treasury Notes 6.50% due 2/15/10,
market value $684,832)                                                                                 1,782,600          1,782,600

With UBS Warburg 4.75% 1/2/07
(dated 12/29/06, to be repurchased at $637,036,
collateralized by $657,600 U.S. Treasury Bills
due 3/29/07, market value $649,951)                                                                      636,700            636,600
                                                                                                                            _______

Total Repurchase Agreements (cost $3,903,000)                                                                             3,903,000
                                                                                                                          _________

Total Market Value of Securities - 99.48%
     (cost $198,658,845)                                                                                                255,952,643

Receivables and Other Assets Net of Liabilities (See Notes) - 0.52%                                                       1,328,465
                                                                                                                          _________

Net Assets Applicable to 17,133,247 Shares Outstanding - 100.00%                                                       $257,281,108
                                                                                                                       ____________

| Securities have been classified by country of origin.

+ Non-income producing security for the period ended December 31, 2006.

! Passive Foreign Investment Company

Summary of Abbreviations:

ADR - American Depositary Receipts
CVA - Dutch Certificate
GBP - British Pounds Sterling
GDR - Global Depositary Receipts
USD - U.S. Dollar


The following foreign currency exchange contracts were outstanding at December 31, 2006:

Foreign Currency Exchange Contracts (1)


                                              Unrealized
Contracts to Deliver   In Exchange For      Settlement Date         Depreciation
____________________   _______________      _______________         ____________

GBP (3,435,500)          USD 6,545,632              1/31/07
$(183,746)
__________

$(183,746)
==========

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.



(1)See Note 3 in "Notes."

________________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust - Optimum International Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.


Repurchase Agreements - The Fund may invest in a pooled cash account along with members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. For foreign equity securities, these changes are included in realized gain (loss) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates.

The Fund declares and pays dividends from net investment income, if any, annually, and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments

At December 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                         $198,744,015
                                            ____________

Aggregate unrealized appreciation             59,380,095
Aggregate unrealized depreciation             (2,171,467)
                                            _____________

Net unrealized appreciation                 $ 57,208,628
                                            _____________

3. Foreign Exchange Contracts

The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)


Optimum Large Cap Growth Fund
_____________________________

December 31, 2006

                                                                                                     Number of         Market
                                                                                                     Shares
Value (U.S.$)

Common Stock - 96.39%

Basic Industry/Capital Goods - 7.09%
BHP Billiton (Australia)                                                                                 140,300       $  2,802,224
Danaher                                                                                                   74,800          5,418,512
Deere                                                                                                     12,900          1,226,403
General Electric                                                                                         415,050         15,444,010
Joy Global                                                                                                34,500          1,667,730
Monsanto                                                                                                 208,242         10,938,952
Praxair                                                                                                   54,639          3,241,732
Tyco International                                                                                       109,900          3,340,960
United Technologies                                                                                      125,751          7,861,953
                                                                                                                       ____________

                                                                                                                         51,942,476
                                                                                                                       ____________
Business Services - 2.93%
Accenture Limited Class A                                                                                176,100          6,503,373
+ Affiliated Computer Services Class A                                                                     9,300            454,212
Automatic Data Processing                                                                                 88,000          4,334,000
Expeditors International Washington                                                                       44,800          1,814,400
Grupo Televisa ADR                                                                                        90,200          2,436,302
+ Rogers Communications Class B                                                                           74,900          4,464,040
Sysco                                                                                                     40,300          1,481,428
                                                                                                                       ____________

                                                                                                                         21,487,755
                                                                                                                       ____________
Consumer Durables - 3.21%
Harman International                                                                                      37,600          3,756,616
KB HOME                                                                                                   62,025          3,180,642
Lennar Class A                                                                                           100,650          5,280,099
Toyota Motor ADR                                                                                          83,759         11,249,671
                                                                                                                       ____________

                                                                                                                         23,467,028
                                                                                                                       ____________
Consumer Non-Durables - 12.47%
+ Amazon.com                                                                                              83,600          3,298,856
Best Buy                                                                                                  15,850            779,662
CVS                                                                                                       66,000          2,040,060
Fastenal                                                                                                  25,700            922,116
Federated Department Stores                                                                              140,499          5,357,227
Heineken ADR                                                                                             205,253          4,875,888
Home Depot                                                                                                37,550          1,508,008
InBev (Belgium)                                                                                           23,822          1,570,484
+ Kohl's                                                                                                  73,800          5,050,134
Lowe's                                                                                                   272,689          8,494,262
NIKE Class B                                                                                              17,900          1,772,637
Nordstrom                                                                                                 34,754          1,714,762
PepsiCo                                                                                                   74,008          4,629,200
PETsMART                                                                                                  86,500          2,496,390
Procter & Gamble                                                                                         276,831         17,791,928
Reckitt Benckiser (United Kingdom)                                                                        36,500          1,666,051
+ Starbucks                                                                                              139,754          4,950,087
Target                                                                                                   243,554         13,894,756
Walgreen                                                                                                  44,000          2,019,160
Wal-Mart de Mexico ADR                                                                                    28,500          1,254,000
Wal-Mart Stores                                                                                           81,400          3,759,052
Whole Foods Market                                                                                        31,100          1,459,523
                                                                                                                       ____________

                                                                                                                         91,304,243
                                                                                                                       ____________

Consumer Services - 9.33%
Carnival                                                                                                  29,950          1,469,048
+ Comcast Class A                                                                                        345,275         14,615,490
+ eBay                                                                                                    56,600          1,701,962
+ EchoStar Communications Class A                                                                         31,000          1,178,930
Four Seasons Hotels                                                                                       11,815            968,712
International Game Technology                                                                             50,350          2,326,170
+ Las Vegas Sands                                                                                        109,981          9,841,100
+ Liberty Media - Capital Class A                                                                         32,720          3,205,906
+ Liberty Media - Interactive Class A                                                                     84,900          1,831,293
Marriott International Class A                                                                            29,300          1,398,196
+ MGM MIRAGE                                                                                             190,971         10,952,187
Station Casinos                                                                                           39,223          3,203,342
+ Viacom Class B                                                                                          80,200          3,290,606
+ Wynn Resorts                                                                                            73,262          6,875,639
Yum Brands                                                                                                93,148          5,477,102
                                                                                                                       ____________

                                                                                                                         68,335,683
                                                                                                                       ____________

Energy - 4.37%
Baker Hughes                                                                                              53,000          3,956,980
EOG Resources                                                                                             33,400          2,085,830
Exxon Mobil                                                                                               52,500          4,023,075
Murphy Oil                                                                                                31,000          1,576,350
+ NRG Energy                                                                                              30,201          1,691,558
Schlumberger                                                                                             229,313         14,483,409
Total (France)                                                                                            58,200          4,188,096
                                                                                                                       ____________

                                                                                                                         32,005,298
                                                                                                                       ____________
Financials - 19.71%
American Express                                                                                          94,300          5,721,181
American International                                                                                    81,700          5,854,622
Anglo Irish Bank (Ireland) (London Exchange)                                                             160,534          3,328,645
+ CB Richard Ellis Class A                                                                                30,001            996,033
Chicago Mercantile Exchange Class A                                                                        1,700            866,575
+ China Merchants Bank (China) (Hong Kong Exchange)                                                      341,500            723,541
Citigroup                                                                                                230,624         12,845,757
Countrywide Financial                                                                                     66,500          2,822,925
Deutsche Boerse (Germany)                                                                                  6,326          1,166,879
+ E Trade Financial                                                                                      159,700          3,580,474
Erste Bank der Oesterreichischen Sparkassen (Austria)                                                     45,500          3,483,949
Franklin Resources                                                                                        31,200          3,437,304
Goldman Sachs Group                                                                                      111,276         22,182,870
Hartford Financial Services Group                                                                         13,850          1,292,344
+ Industrial & Commercial Bank of China (China) (Hong Kong Exchange)                                  14,553,000          9,036,806
Legg Mason                                                                                                29,400          2,794,470
Lehman Brothers                                                                                          141,211         11,031,403
Morgan Stanley                                                                                            42,500          3,460,775
Northern Trust                                                                                            45,900          2,785,671
Prudential Financial                                                                                      44,000          3,777,840
Schwab (Charles)                                                                                         157,400          3,044,116
SLM                                                                                                       69,150          3,372,446
St. Joe                                                                                                   38,869          2,082,212
State Street                                                                                              74,060          4,994,606
UBS                                                                                                      177,016         10,679,375
UBS (Switzerland)                                                                                        121,100          7,325,990
UniCredito Italiano (Italy)                                                                              278,800          2,437,294
Wells Fargo                                                                                              258,466          9,191,051
                                                                                                                       ____________

                                                                                                                        144,317,154
                                                                                                                       ____________
Health Care - 15.51%
Aetna                                                                                                     53,800          2,323,084
+ Amgen                                                                                                   87,680          5,989,421
+ Amylin Pharmaceuticals                                                                                 105,689          3,812,202
Caremark Rx                                                                                              109,700          6,264,967
+ Celgene                                                                                                 37,600          2,163,128
+ Genentech                                                                                              217,034         17,607,968
+ Genzyme                                                                                                 74,873          4,610,679
+ Gilead Sciences                                                                                         51,660          3,354,284
+ Humana                                                                                                  22,600          1,250,006
Lilly (Eli)                                                                                               29,500          1,536,950
+ Medco Health Solutions                                                                                  51,500          2,752,160
Medtronic                                                                                                 81,450          4,358,390
Novartis (Switzerland)                                                                                    83,194          4,777,419
Roche Holding (Switzerland)                                                                               21,755          3,890,828
+ Sepracor                                                                                                33,000          2,032,140
+ St. Jude Medical                                                                                        32,000          1,169,920
Stryker                                                                                                   43,000          2,369,730
UnitedHealth                                                                                             623,411         33,495,873
+ WellPoint                                                                                               75,300          5,925,357
Wyeth                                                                                                     45,800          2,332,136
+ Zimmer                                                                                                  19,200          1,504,896
                                                                                                                       ____________

                                                                                                                        113,521,538
                                                                                                                       ____________

Technology - 17.02%
+ Adobe Systems                                                                                           54,300          2,232,816
+ Amdocs                                                                                                  90,600          3,510,750
America Movil ADR                                                                                        208,331          9,420,728
Analog Devices                                                                                            81,400          2,675,618
+ Apple                                                                                                   24,300          2,061,612
Applied Materials                                                                                        117,000          2,158,650
ASML                                                                                                      31,400            773,382
+ Autodesk                                                                                                64,800          2,621,808
Boeing                                                                                                    75,756          6,730,163
China Mobile (Hong Kong)                                                                                 786,000          6,775,281
+ Cisco Systems                                                                                          465,062         12,710,144
+ Corning                                                                                                 67,300          1,259,183
+ Crown Castle International                                                                             118,000          3,811,400
+ Dell                                                                                                    45,300          1,136,577
+ EMC                                                                                                    151,900          2,005,080
Ericsson LM Class B (Sweden)                                                                             681,200          2,751,268
General Dynamics                                                                                         159,290         11,843,212
+ Google Class A                                                                                          14,200          6,538,816
Intel                                                                                                    215,971          4,373,413
+ Intuit                                                                                                  41,800          1,275,318
+ Juniper Networks                                                                                       138,100          2,615,614
Lockheed Martin                                                                                          109,635         10,094,094
+ Marvell Technology Group                                                                               222,600          4,271,694
Maxim Integrated Products                                                                                106,150          3,250,313
Microsoft                                                                                                225,150          6,722,979
+ Oracle                                                                                                  81,200          1,391,768
QUALCOMM                                                                                                  37,600          1,420,904
Samsung Electronics (Republic of Korea)                                                                    1,523            999,102
TELUS                                                                                                     24,500          1,094,415
Texas Instruments                                                                                         36,400          1,048,320
Xilinx                                                                                                   109,500          2,607,195
+ Yahoo                                                                                                   94,100          2,403,314
                                                                                                                       ____________

                                                                                                                        124,584,931
                                                                                                                       ____________
Transportation - 4.75%
Burlington Northern Santa Fe                                                                             159,196         11,750,256
FedEx                                                                                                    106,296         11,545,872
Southwest Airlines                                                                                       242,200          3,710,504
Union Pacific                                                                                             84,236          7,751,397
                                                                                                                       ____________

                                                                                                                         34,758,029
                                                                                                                       ____________

Total Common Stock (cost $601,080,724)                                                                                  705,724,135
                                                                                                                       ____________

                                                                                                     Principal
                                                                                                     Amount
Repurchase Agreements - 3.81%

With BNP Paribas 4.80% 1/2/07
(dated 12/29/06, to be repurchased at $10,594,647,
collateralized by $11,078,000 U.S. Treasury Bills
due 6/28/07, market value $10,811,255)                                                               $10,589,000         10,589,000

With Cantor Fitzgerald 4.82% 1/2/07 (dated 12/29/06, to be repurchased at
$12,728,813, collateralized by $1,097,000 U.S. Treasury Notes 4.00% due 6/15/09,
market value $1,081,648, $6,816,000 U.S. Treasury Notes 6.125% due 8/15/07,
market value $7,019,121 and $4,544,000 U.S. Treasury Notes 6.50% due 2/15/10,
market value $4,887,524)                                                                              12,722,000         12,722,000

With UBS Warburg 4.75% 1/2/07
(dated 12/29/06, to be repurchased at $4,546,398,
collateralized by $4,693,000 U.S. Treasury Bills
due 3/29/07, market value $4,638,585)                                                                  4,544,000          4,544,000
                                                                                                                       ____________

Total Repurchase Agreements (cost $27,855,000)                                                                           27,855,000
                                                                                                                       ____________



Total Market Value of Securities - 100.20%
   (cost $628,935,724)                                                                                                  733,579,135

Liabilities Net of Receivables and Other Assets (See Notes) - (0.20%)                                                   (1,442,103)
                                                                                                                       ____________

Net Assets Applicable to 61,318,827 Shares Outstanding - 100.00%                                                       $732,137,032
                                                                                                                       ____________

+ Non-income producing security for the period ended December 31, 2006.

ADR - American Depositary Receipts

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust-Optimum Large Cap Growth Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. For foreign equity securities, these changes are included in realized gain (loss) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates.

The Fund declares and pays dividends from net investment income, if any, annually, and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments

At December 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                  $630,221,565
                                     ____________

Aggregate unrealized appreciation     110,971,400
Aggregate unrealized depreciation      (7,613,830)
                                     ____________

Net unrealized appreciation          $103,357,570
                                     ____________

3. Foreign Exchange Contracts

The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No foreign currency exchange contracts were outstanding at December 31, 2006

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)


Optimum Large Cap Value Fund
____________________________

December 31, 2006

                                                                                                     Number of          Market
                                                                                                     Shares
Value (U.S.$)

\ Common Stock- 97.09%

Consumer Discretionary - 8.26%
Clear Channel Communications                                                                             163,890         $5,824,651
+ Comcast Class A                                                                                        128,800          5,452,104
Disney (Walt)                                                                                             39,190          1,343,041
Federated Department Stores                                                                              183,280          6,988,466
General Motors                                                                                            72,100          2,214,912
+ Hanesbrands                                                                                             66,878          1,579,658
Hasbro                                                                                                    40,850          1,113,163
+ Idearc                                                                                                   3,708            106,234
Johnson Controls                                                                                          19,490          1,674,581
Masco                                                                                                    239,270          7,146,995
Mattel                                                                                                    95,300          2,159,498
New York Times Class A                                                                                    37,970            924,949
NIKE Class B                                                                                              49,730          4,924,762
Reader's Digest Association Class A                                                                       40,300            673,010
Regal Entertainment Class A                                                                              354,900          7,566,469
Sherwin-Williams                                                                                          28,830          1,833,011
Sony ADR                                                                                                  82,000          3,512,060
+ Toll Brothers                                                                                           29,030            935,637
+ Viacom Class B                                                                                          71,380          2,928,721
WPP (United Kingdom)                                                                                     117,910          1,592,677
                                                                                                                       ____________

                                                                                                                         60,494,599
                                                                                                                       ____________
Consumer Staples - 8.32%
Altria                                                                                                   170,560         14,637,458
Avon Products                                                                                            214,400          7,083,776
CVS                                                                                                       60,910          1,882,728
Diageo (United Kingdom)                                                                                  202,926          3,989,761
Kellogg                                                                                                   79,650          3,987,279
Kimberly-Clark                                                                                            96,250          6,540,188
Kraft Foods Class A                                                                                      259,050          9,248,085
Nestle (Switzerland)                                                                                       9,445          3,348,972
PepsiCo                                                                                                   35,570          2,224,904
Sara Lee                                                                                                 420,800          7,166,224
Tyson Foods Class A                                                                                       46,340            762,293
                                                                                                                       ____________

                                                                                                                         60,871,668
                                                                                                                       ____________

Energy - 8.29%
Apache                                                                                                    38,620          2,568,616
Chevron                                                                                                  152,132         11,186,266
ConocoPhillips                                                                                           219,140         15,767,122
Devon Energy                                                                                              51,870          3,479,440
EOG Resources                                                                                             34,320          2,143,284
Exxon Mobil                                                                                              122,490          9,386,409
Hess                                                                                                      83,770          4,152,479
Noble                                                                                                     17,790          1,354,709
Royal Dutch Shell ADR                                                                                     26,070          1,845,495
Total ADR                                                                                                122,240          8,791,501
                                                                                                                       ____________

                                                                                                                         60,675,321
                                                                                                                       ____________
Financials - 26.75%
AFLAC                                                                                                     29,390          1,351,940
Allstate                                                                                                 194,090         12,637,200
American Express                                                                                          58,450          3,546,162
American International                                                                                    83,500          5,983,610
Bank of America                                                                                          285,173         15,225,386
Bank of New York                                                                                         137,350          5,407,470
Capital One Financial                                                                                     58,600          4,501,652
CapitalSource                                                                                            210,200          5,740,562
Chubb                                                                                                    153,060          8,098,405
Citigroup                                                                                                427,480         23,810,635
Crescent Real Estate                                                                                     192,400          3,799,900
Fannie Mae                                                                                               262,710         15,602,346
Franklin Resources                                                                                        20,600          2,269,502
Freddie Mac                                                                                               25,660          1,742,314
Genworth Financial                                                                                       112,200          3,838,362
Goldman Sachs                                                                                             50,900         10,146,915
Hartford Financial Services                                                                               42,140          3,932,083
JPMorgan Chase                                                                                           237,207         11,457,098
Lehman Brothers                                                                                           37,610          2,938,093
Mellon Financial                                                                                          78,560          3,311,304
Merrill Lynch                                                                                            140,120         13,045,172
MetLife                                                                                                  181,710         10,722,707
PNC Financial Services                                                                                    69,140          5,119,126
St. Paul Travelers                                                                                       163,313          8,768,275
SunTrust Banks                                                                                            94,520          7,982,214
UBS (Switzerland)                                                                                         79,651          4,818,517
                                                                                                                       ____________

                                                                                                                        195,796,950
                                                                                                                       ____________

Health Care - 9.19%
Abbott Laboratories                                                                                       38,870          1,893,358
Aetna                                                                                                    120,800          5,216,144
+ Boston Scientific                                                                                      205,500          3,530,490
Caremark Rx                                                                                               20,100          1,147,911
Johnson & Johnson                                                                                        158,430         10,459,549
Lilly (Eli)                                                                                               60,890          3,172,369
Merck                                                                                                     90,360          3,939,696
Pfizer                                                                                                   276,300          7,156,170
Schering-Plough                                                                                          186,600          4,411,224
+ Tenet Healthcare                                                                                       690,500          4,812,785
UnitedHealth                                                                                              19,590          1,052,571
+ Watson Pharmaceuticals                                                                                 173,600          4,518,808
+ WellPoint                                                                                               42,530          3,346,686
Wyeth                                                                                                    247,800         12,617,975
                                                                                                                       ____________

                                                                                                                         67,275,736
                                                                                                                       ____________
Industrials - 10.24%
Burlington Northern Santa Fe                                                                              58,450          4,314,195
Con-way                                                                                                   65,960          2,904,878
Cooper Industries Class A                                                                                  7,800            705,354
CSX                                                                                                      197,800          6,810,254
Deere                                                                                                     87,735          8,340,966
Finning International (Canada)                                                                             8,100            331,946
General Electric                                                                                         115,000          4,279,150
Grainger (W.W.)                                                                                           33,010          2,308,719
Honeywell International                                                                                   51,500          2,329,860
Illinois Tool Works                                                                                       13,760            635,574
Lockheed Martin                                                                                          155,660         14,331,617
Norfolk Southern                                                                                          51,850          2,607,537
Northrop Grumman                                                                                         109,140          7,388,778
Rockwell Automation                                                                                       28,660          1,750,553
Union Pacific                                                                                             56,500          5,199,130
United Technologies                                                                                       86,750          5,423,610
Waste Management                                                                                         143,900          5,291,203
                                                                                                                       ____________

                                                                                                                         74,953,324
                                                                                                                       ____________
Information Technology - 6.30%
Accenture Limited Class A                                                                                116,590          4,305,669
Analog Devices                                                                                            16,460            541,040
+ Cisco Systems                                                                                           53,780          1,469,807
Electronic Data Systems                                                                                  210,100          5,788,255
Hewlett-Packard                                                                                          211,590          8,715,392
Intel                                                                                                    504,400         10,214,101
International Business Machines                                                                           78,200          7,597,130
+ Oracle                                                                                                 186,610          3,198,495
+ Sun Microsystems                                                                                       791,900          4,292,098
                                                                                                                       ____________

                                                                                                                         46,121,987
                                                                                                                       ____________
Materials - 7.27%
Air Products & Chemicals                                                                                  81,030          5,694,788
Bowater                                                                                                    8,530            191,925
Dow Chemical                                                                                              67,170          2,682,770
duPont (E.I.) deNemours                                                                                  152,800          7,442,888
International Paper                                                                                       46,480          1,584,968
Lyondell Chemical                                                                                        139,200          3,559,344
MeadWestvaco                                                                                             236,400          7,106,184
+ Nalco                                                                                                   40,770            834,154
Packaging Corp America                                                                                   387,600          8,565,960
PPG Industries                                                                                            73,070          4,691,825
Praxair                                                                                                   37,490          2,224,282
+ Smurfit-Stone Container                                                                                 60,140            635,078
Syngenta (Switzerland)                                                                                    25,110          4,662,722
United States Steel                                                                                       45,200          3,305,928
                                                                                                                       ____________

                                                                                                                         53,182,816
                                                                                                                       ____________

Telecommunications - 9.06%
Alcatel-Lucent ADR                                                                                       373,832          5,315,891
ALLTEL                                                                                                    90,900          5,497,632
AT&T                                                                                                     329,200         11,768,900
BCE                                                                                                      339,285          9,160,695
Embarq                                                                                                    35,216          1,850,953
Nokia ADR                                                                                                416,000          8,453,120
+ Qwest Communications International                                                                     507,000          4,243,590
Sprint Nextel                                                                                            263,310          4,973,926
TELUS (Canada)                                                                                            12,310            549,234
Verizon Communications                                                                                   119,730          4,458,745
Vodafone Group (United Kingdom)                                                                        1,337,037          3,693,148
Windstream                                                                                               448,000          6,370,560
                                                                                                                       ____________

                                                                                                                         66,336,394
                                                                                                                       ____________
Utilities - 3.41%
American Electric Power                                                                                  172,030          7,325,037
Dominion Resources                                                                                        82,190          6,890,810
Entergy                                                                                                   26,430          2,440,018
FPL                                                                                                      101,750          5,054,341
Public Service Enterprise                                                                                 11,230            745,447
TXU                                                                                                       46,610          2,526,728
                                                                                                                       ____________

                                                                                                                         24,982,381
                                                                                                                       ____________

Total Common Stock (cost $608,907,121)                                                                                  710,691,176
                                                                                                                       ____________

                                                                                                     Principal
                                                                                                     Amount
                                                                Repurchase Agreements - 3.48%

With BNP Paribas 4.80% 1/2/07
(dated 12/29/06, to be repurchased at $9,689,165,
collateralized by $10,131,000 U.S. Treasury Bills
due 6/28/07, market value $9,887,127)                                                                 $9,684,000          9,684,000

With Cantor Fitzgerald 4.82% 1/2/07 (dated 12/29/06, to be repurchased at
$11,641,231, collateralized by $1,004,000 U.S. Treasury Notes 4.00% due 6/15/09,
market value $989,190, $6,233,000 U.S. Treasury Notes 6.125% due 8/15/07, market value $6,419,138 and $4,155,000 U.S. Treasury Notes 6.50% due 2/15/10,
market value $4,469,746)                                                                              11,635,000         11,635,000

With UBS Warburg 4.75% 1/2/07
(dated 12/29/06, to be repurchased at $4,157,193,
collateralized by $4,292,000 U.S. Treasury Bills
due 3/29/07, market value $4,242,087)                                                                  4,155,000          4,155,000
                                                                                                                       ____________
Total Repurchase Agreements (cost $25,474,000)

25,474,000
__________

Total Market Value of Securities - 100.57%
   (cost $634,381,121)                                                                                                  736,165,176

Liabilities Net of Receivables and Other Assets (See Notes) - (0.57%)                                                   (4,200,735)
                                                                                                                       ____________

Net Assets Applicable to 58,511,836 Shares Outstanding - 100.00%                                                       $731,964,441
                                                                                                                       ____________

\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

+ Non-income producing security for the period ended December 31, 2006.

ADR - American Depositary Receipts

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust-Optimum Large Cap Value Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. For foreign equity securities, these changes are included in realized gain (loss) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates.

The Fund declares and pays dividends from net investment income, if any, annually, and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2.  Investments

At December 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                         $635,951,069
                                            ____________

Aggregate unrealized appreciation            106,353,695
Aggregate unrealized depreciation             (6,139,588)
                                            ____________

Net unrealized appreciation                 $100,214,107
                                            ____________

3. Foreign Exchange Contracts

The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No foreign currency exchange contracts were outstanding at December 31, 2006.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)


Optimum Small Cap Growth Fund
_____________________________

December 31, 2006

                                                                                                     Number of          Market
                                                                                                     Shares             Value
Common Stock - 94.82% \

Basic Industry/Capital Goods - 14.73%
+ Allis-Chalmers Energy                                                                                   17,000       $    391,680
AMETEK                                                                                                    37,500          1,194,000
+ Atwood Oceanics                                                                                         29,500          1,444,615
Bucyrus International Class A                                                                              7,450            385,612
+ Ceradyne                                                                                                21,491          1,214,242
Donaldson                                                                                                 29,000          1,006,590
Dynamic Materials                                                                                         13,100            368,110
Florida Rock Industries                                                                                    7,500            322,875
+ Genlyte Group                                                                                           22,000          1,718,420
+ Kadant                                                                                                  13,500            329,130
Kaydon                                                                                                    10,000            397,400
+ Ladish                                                                                                  14,500            537,660
+Mettler-Toledo International                                                                             20,000          1,577,000
Mine Safety Appliances                                                                                     8,000            293,200
Nordson                                                                                                   31,000          1,544,730
Pentair                                                                                                   33,400          1,048,760
+ Quanta Services                                                                                         50,000            983,500
+ Rogers                                                                                                   4,700            278,005
Scotts Miracle-Gro                                                                                        35,800          1,849,069
Toro                                                                                                      16,200            755,406
+ Waste Connections                                                                                       27,300          1,134,315
+ Zoltek                                                                                                  20,700            407,169
                                                                                                                       ____________

                                                                                                                         19,181,488
                                                                                                                       ____________
Business Services - 10.81%
Administaff                                                                                               20,000            855,400
American Ecology                                                                                          20,000            370,200
+ Answerthink                                                                                             42,800            131,824
+ aQuantive                                                                                               43,570          1,074,436
+ Ceridian                                                                                                50,000          1,399,000
+ Concur Technologies                                                                                     84,100          1,348,964
+ CRA International                                                                                        9,788            512,891
+ Discovery Holding                                                                                       90,000          1,448,100
+ Essex                                                                                                   26,900            643,179
+ ExlService Holdings                                                                                     20,500            431,320
+ Gemstar-TV Guide International                                                                         340,000          1,363,400
+ Infocrossing                                                                                            12,264            199,903
+ Labor Ready                                                                                             20,000            366,600
+ LECG                                                                                                    23,477            433,855
+ Navigant Consulting                                                                                     29,500            582,920
+ SkillSoft ADR                                                                                           75,000            465,750
+ Universal Technical Institute                                                                           30,000            666,300
+ ValueClick                                                                                              75,115          1,774,968
                                                                                                                       ____________

                                                                                                                         14,069,010
                                                                                                                       ____________
Consumer Durables - 3.26%
+ Cavco Industries                                                                                        37,000          1,296,480
+ Champion Enterprises                                                                                   168,400          1,576,224
+ Desarrolladora Homex ADR                                                                                11,158            659,103
+ Jarden                                                                                                  13,000            452,270
+ TurboChef Technologies                                                                                  15,032            255,845
                                                                                                                       ____________

                                                                                                                          4,239,922
                                                                                                                       ____________
Consumer Non-Durables - 8.99%
Abercrombie & Fitch Class A                                                                               22,200          1,545,785
+ Carter's                                                                                                49,000          1,249,500
+ Central European Distribution                                                                           27,750            824,175
+ Chico's FAS                                                                                             40,000            827,600
Christopher & Banks                                                                                       16,000            298,560
+ Citi Trends                                                                                             13,200            523,248
+ Heelys                                                                                                  12,100            388,531
+ Iconix Brand Group                                                                                      29,800            577,822
+ J. Crew Group                                                                                           29,050          1,119,878
+ Madden (Steven)                                                                                          8,750            307,038
Oxford Industries                                                                                         31,000          1,539,150
Pool                                                                                                      10,000            391,700
+ SunOpta                                                                                                 20,100            176,880
+ True Religion Apparel                                                                                   60,000            918,600
+ Volcom                                                                                                  16,800            496,776
+ Zumiez                                                                                                  17,500            516,950
                                                                                                                       ____________

                                                                                                                         11,702,193
                                                                                                                       ____________

Consumer Services - 5.80%
Central Parking                                                                                           45,000            810,000
Ctrip.com International ADR                                                                                6,834            426,988
+ Entravision Communications                                                                             120,000            986,400
+ HealthExtras                                                                                            21,800            525,380
International Speedway Class A                                                                            15,500            791,120
+ inVentiv Health                                                                                         12,469            440,779
+ ITT Educational Services                                                                                10,000            663,700
+ Lions Gate Entertainment                                                                                85,000            912,050
+ Salem Communications Class A                                                                            45,000            537,750
+ Shuffle Master                                                                                          14,300            374,660
+ Sonic                                                                                                   13,500            323,325
+ Spanish Broadcasting Systems Class A                                                                    36,400            149,604
Speedway Motorsports                                                                                       6,800            261,120
+ Travelzoo                                                                                               11,700            350,415
                                                                                                                       ____________

                                                                                                                          7,553,291
                                                                                                                       ____________
Energy - 5.22%
+ ATP Oil & Gas                                                                                           11,689            462,534
+ Bronco Drilling                                                                                         12,300            211,437
+ Canadian Solar                                                                                          20,400            213,792
+ Carrizo Oil & Gas                                                                                       36,187          1,050,147
+ Dril-Quip                                                                                               11,200            438,592
+ FMC Technologies                                                                                        21,000          1,294,230
+ Goodrich Petroleum                                                                                       6,100            220,698
+ Hercules Offshore                                                                                       15,600            450,840
Lufkin Industries                                                                                          6,300            365,904
+ PetroHawk Energy                                                                                        39,200            450,800
+ Pioneer Drilling                                                                                         8,400            111,552
+ Quicksilver Resources                                                                                   11,400            417,126
+ Veritas DGC                                                                                             12,953          1,109,165
                                                                                                                       ____________

                                                                                                                          6,796,817
                                                                                                                       ____________
Financials - 2.31%
+ AmeriCredit                                                                                             19,500            490,815
+ Eastern Insurance Holdings                                                                              13,900            202,384
+ eHealth                                                                                                  5,800            116,638
HCC Insurance Holdings                                                                                    28,050            900,125
+ Markel                                                                                                     500            240,050
TCF Financial                                                                                              8,400            230,328
+ TradeStation Group                                                                                      31,300            430,375
+ World Acceptance                                                                                         8,500            399,075
                                                                                                                       ____________

                                                                                                                          3,009,790
                                                                                                                       ____________
Health Care - 12.69%
+ Abaxis                                                                                                  13,900            267,575
+ Adams Respiratory Therapeutics                                                                          20,100            820,281
+ Allscripts Healthcare Solutions                                                                         28,191            760,875
+ Arthrocare                                                                                              13,732            548,181
+ Edwards Lifesciences                                                                                     6,000            282,240
+ Exelixis                                                                                                 5,500             49,500
+ FoxHollow Technologies                                                                                  12,900            278,382
+ HealthSpring                                                                                            30,400            618,640
+ Healthways                                                                                               9,572            456,680
+ Kyphon                                                                                                  20,419            824,928
+ La Jolla Pharmaceutical                                                                                 25,000             75,750
LCA-Vision                                                                                                23,000            790,280
+ LHC Group                                                                                                8,600            245,186
+ LifeCell                                                                                                 8,400            202,776
+ Ligand Pharmaceuticals Class B                                                                          30,000            328,500
+ Lincare Holdings                                                                                        16,000            637,440
+ Medicines                                                                                               12,000            380,640
Medicis Pharmaceutical Class A                                                                            12,000            421,560
+ = @ # Medicure Restricted PIPE                                                                         370,070            428,911
+ MGI Pharma                                                                                              12,000            220,920
+ Natus Medical                                                                                           24,400            405,284
+ Nektar Therapeutics                                                                                     35,000            532,350
+ NightHawk Radiology Holdings                                                                            26,300            670,650
+ Nuvelo                                                                                                 220,000            880,000
+ Omrix Biopharmaceuticals                                                                                19,128            578,813
+ Palomar Medical Technologies                                                                             6,985            353,930
+ PDL BioPharma                                                                                           70,000          1,409,799
+ PRA International                                                                                       22,500            568,575
+ Salix Pharmaceuticals                                                                                   35,168            427,995
+ Sciele Pharma                                                                                           22,845            548,280
+ Spectranetics                                                                                           23,100            260,799
+ Syneron Medical                                                                                          5,012            135,976
+ United Surgical Partners International                                                                  25,000            708,750
+ Vital Images                                                                                            11,600            403,680
                                                                                                                       ____________

                                                                                                                         16,524,126
                                                                                                                       ____________

Real Estate - 1.22%
DiamondRock Hospitality                                                                                   47,000            846,470
Kite Realty Group Trust                                                                                   40,000            744,800
                                                                                                                       ____________

                                                                                                                          1,591,270
                                                                                                                       ____________

Technology - 28.22%
+ Acme Packet                                                                                             36,547            754,330
+ Agile Software                                                                                          60,000            369,000
+ American Tower Class A                                                                                  44,400          1,655,232
Amphenol Class A                                                                                          10,000            620,800
+ Atheros Communications                                                                                  24,700            526,604
+ Avid Technology                                                                                         50,000          1,863,001
+ CNET Networks                                                                                           90,000            818,100
+ Crown Castle International                                                                              18,400            594,320
CTS                                                                                                       26,000            408,200
Daktronics                                                                                                21,000            773,850
+ DealerTrack Holdings                                                                                    26,000            764,920
+ DivX                                                                                                    19,200            442,944
+ Dobson Communications Class A                                                                           92,000            801,320
+ Emageon                                                                                                 23,000            353,280
+ Entegris                                                                                                70,000            757,400
+ ESCO Technologies                                                                                       21,200            963,328
+ FalconStor Software                                                                                     31,600            273,340
+ FLIR Systems                                                                                            55,000          1,750,650
+ Focus Media Holdings ADR                                                                                21,488          1,426,588
+ Gmarket ADR                                                                                             37,700            903,292
+ # Indus International                                                                                   80,000            303,200
+ Integrated Device Technology                                                                            92,000          1,424,160
+ Interactive Intelligence                                                                                12,900            289,218
+ IPG Photonics                                                                                            3,800             91,200
+ Kenexa                                                                                                  16,800            558,768
+ Kronos                                                                                                  25,000            918,500
+ Nice Systems ADR                                                                                        44,000          1,354,320
+ Novell                                                                                                 140,400            870,480
+ Occam Networks                                                                                          14,900            245,850
+ Online Resources                                                                                        35,510            362,557
+ Open Solutions                                                                                           7,400            278,536
+ Oplink Communications                                                                                   32,100            659,976
+ Optium                                                                                                  21,200            528,728
+ Parametric Technology                                                                                   30,000            540,600
+ PLX Technology                                                                                          26,023            339,340
+ Rackable Systems                                                                                        16,000            495,520
+ Redback Networks                                                                                        36,700            915,298
+ RightNow Technologies                                                                                   23,634            406,977
+ Sierra Wireless                                                                                         35,900            504,754
+ Sigma Designs                                                                                           16,600            422,470
+ SimpleTech                                                                                              26,600            337,288
+ Supertex                                                                                                28,400          1,114,700
+ Symmetricom                                                                                             25,000            223,000
+ Systems Xcellence                                                                                        9,425            190,102
+ Tellabs                                                                                                110,000          1,128,600
+ Tessera Technologies                                                                                    17,963            724,627
+ Time Warner Telecom Class A                                                                            129,000          2,570,971
+ Trident Microsystems                                                                                    49,900            907,182
+ Vasco Data Security Internatioal                                                                        50,300            596,055
+ WebMethods                                                                                              85,000            625,600
                                                                                                                       ____________

                                                                                                                         36,749,076
                                                                                                                       ____________
Transportation - 0.74%
Heartland Express                                                                                         64,000            961,280
                                                                                                                       ____________

                                                                                                                            961,280
                                                                                                                       ____________
Utilities - 0.83%
Atlantic Tele-Network                                                                                     10,862            318,257
Northeast Utilities                                                                                       27,000            760,320
                                                                                                                       ____________

                                                                                                                          1,078,577
                                                                                                                       ____________

Total Common Stock (cost $102,701,345)                                                                                  123,456,840
                                                                                                                       ____________

                                                                                                     Principal
                                                                                                     Amount
Repurchase Agreements - 5.42%

With BNP Paribas 4.80% 1/2/07
(dated 12/29/06, to be repurchased at $2,685,431,
collateralized by $2,808,000 U.S. Treasury Bills
due 6/28/07, market value $2,740,559)                                                                 $2,684,000          2,684,000

With Cantor Fitzgerald 4.82% 1/2/07 (dated 12/29/06, to be repurchased at
$3,226,727, collateralized by $278,000 U.S. Treasury Notes 4.00% due 6/15/09,
market value $274,188, $1,728,000 U.S. Treasury Notes 6.125% due 8/15/07, market value $1,779,286 and $1,152,000 U.S. Treasury Notes 6.50% due 2/15/10,
market value $1,238,945)                                                                               3,225,000          3,225,000

With UBS Warburg 4.75% 1/2/07
(dated 12/29/06, to be repurchased at $1,152,608,
collateralized by $1,190,000 U.S. Treasury Bills
due 3/29/07, market value $1,175,841)                                                                  1,152,000          1,152,000
                                                                                                                       ____________

Total Repurchase Agreements (cost $7,061,000)                                                                             7,061,000
                                                                                                                       ____________

Total Market Value of Securities - 100.24%
   (cost $109,762,345)                                                                                                  130,517,840

Liabilities Net of Receivables and Other Assets (See Notes) - (0.24%)                                                      (318,094)
                                                                                                                       ____________

Net Assets Applicable to 9,433,931 Shares Outstanding - 100.00%                                                        $130,199,746
                                                                                                                       ____________

+ Non-income producing security for the period ended December 31, 2006.

# Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At December 31, 2006, the aggregate amount of the restricted securities equaled $732,111 or 0.56% of the Fund's net assets. See Note 3 in "Notes."

= Security is being fair valued in accordance with the Fund's fair valuation policy. At December 31, 2006, the aggregate amount of fair valued securities equaled $428,911, which represented 0.33% of the Fund's net assets. See Note 3 in "Notes."

@Illiquid security. At December 31, 2006, the aggregate amount of illiquid securities equaled $428,911, which represented
0.33% of the Fund's net assets. See Note 3 in "Notes."

\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Summary of Abbreviations:

ADR - American Depositary Receipts
PIPE - Private Investment in Public Equity

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust-Optimum Small Cap Growth Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007.
Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments

At December 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                 $ 109,785,672
                                    _____________

Aggregate unrealized appreciation   $  25,196,204
Aggregate unrealized depreciation      (4,464,036)
                                    _____________

Net unrealized appreciation         $  20,732,168
                                    _____________

3. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2006, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)


Optimum Small Cap Value Fund
____________________________

December 31, 2006

                                                                                                     Number of          Market
                                                                                                     Shares             Value
Common Stock - 91.66%

Basic Industry - 17.05%
Agrium                                                                                                    49,700        $ 1,565,053
Albany International                                                                                      54,000          1,777,140
AMETEK                                                                                                    10,500            334,320
Ashland                                                                                                   23,000          1,591,140
CF Industries Holdings                                                                                    21,300            546,132
Chemtura                                                                                                  53,000            510,390
Crane                                                                                                     24,000            879,360
Cytec Industries                                                                                          28,000          1,582,280
ElkCorp                                                                                                   43,000          1,766,870
FMC                                                                                                       21,500          1,645,825
+ Hercules                                                                                               109,440          2,113,287
Lubrizol                                                                                                  11,600            581,508
+ Lydall                                                                                                  63,000            681,030
+ Material Sciences                                                                                       47,000            608,180
Novelis                                                                                                   20,000            557,000
+ Pioneer Companies                                                                                       27,000            773,820
Quanex                                                                                                    17,000            588,030
Sensient Technologies                                                                                     16,375            402,825
St. Joe                                                                                                    7,000            374,990
+ Trex                                                                                                    38,000            869,820
Tronox Class A                                                                                            25,900            414,141
Tronox Class B                                                                                             3,800             60,002
                                                                                                                       ____________

                                                                                                                         20,223,143
                                                                                                                       ____________
Business Services - 8.38%
Bowne & Company                                                                                           30,500            486,170
Courier                                                                                                    8,083            314,995
Ennis                                                                                                     18,490            452,265
IKON Office Solutions                                                                                    101,900          1,668,103
Kelly Services                                                                                            64,600          1,869,524
+ Live Nation                                                                                             26,900            602,560
Nautilus                                                                                                  20,250            283,500
+ PHH                                                                                                     47,200          1,362,664
R.H. Donnelley                                                                                             8,200            514,386
+ Spherion                                                                                               119,000            884,170
+ Valassis Communications                                                                                103,000          1,493,500
                                                                                                                       ____________

                                                                                                                          9,931,837
                                                                                                                       ____________
Capital Spending - 6.05%
Acuity Brands                                                                                             16,000            832,640
Commercial Metals                                                                                         25,000            645,000
+ Flowserve                                                                                               35,000          1,766,450
Hardinge                                                                                                   2,958             44,547
Kennametal                                                                                                38,000          2,236,300
+ Navistar International                                                                                  39,000          1,303,770
Wabash National                                                                                           23,150            349,565
                                                                                                                       ____________

                                                                                                                          7,178,272
                                                                                                                       ____________
Conglomerates - 0.69%
Honeywell International                                                                                   18,000            814,320
                                                                                                                       ____________

                                                                                                                            814,320
                                                                                                                       ____________


Consumer Cyclical - 9.03%
Beazer Homes USA                                                                                          30,100          1,415,001
+ Comstock Homebuilding Class A                                                                           24,900            143,175
Furniture Brands International                                                                           109,100          1,770,693
Hooker Furniture                                                                                           7,412            116,220
La-Z-Boy                                                                                                  24,035            285,295
MDC Holdings                                                                                              29,600          1,688,680
Newell Rubbermaid                                                                                         22,000            636,900
Standard Motor Products                                                                                   58,000            868,840
Stanley Works                                                                                             27,500          1,382,975
+ WCI Communities                                                                                        124,900          2,395,583
                                                                                                                       ____________

                                                                                                                         10,703,362
                                                                                                                       ____________

Consumer Services - 12.01%
+ AFC Enterprises                                                                                         37,000            653,790
Avis Budget Group                                                                                         29,860            647,663
+ BJ's Wholesale Club                                                                                     31,900            992,409
Delta Apparel                                                                                             30,000            512,700
+ Eddie Bauer Holdings                                                                                    28,400            257,304
Finish Line Class A                                                                                       75,000          1,071,000
Foot Locker                                                                                               64,000          1,403,520
+ Gold Kist                                                                                               22,860            480,517
Gray Television                                                                                           16,100            118,013
IHOP                                                                                                       6,420            338,334
Kenneth Cole Productions Class A                                                                          12,915            309,831
+ Magna Entertainment Class A                                                                             62,000            279,620
Monaco Coach                                                                                              24,095            341,185
Oakley                                                                                                     6,350            127,381
+ Pathmark Stores                                                                                         55,200            615,480
+ Rent-A-Center                                                                                           30,300            894,153
+ Rush Enterprises Class A                                                                                31,000            524,520
Russ Berrie & Company                                                                                      1,800             27,810
+ Sunterra                                                                                                50,600            609,730
+ Warnaco Group                                                                                           89,400          2,268,973
Westwood One                                                                                             218,600          1,543,316
+ Winn-Dixie Stores                                                                                       16,700            225,450
                                                                                                                       ____________

                                                                                                                         14,242,699
                                                                                                                       ____________
Consumer Staples - 0.29%
Chiquita Brands International                                                                             21,125            337,366
                                                                                                                       ____________

                                                                                                                            337,366
                                                                                                                       ____________
Energy - 4.44%
+ Callon Petroleum                                                                                        19,900            299,097
+ Forest Oil                                                                                               6,000            196,080
Foundation Coal Holdings                                                                                  35,700          1,133,832
Gulf Island Fabrication                                                                                   13,560            500,364
+ Input/Output                                                                                            42,105            573,891
+ Mariner Energy                                                                                           4,855             95,158
Southern Union                                                                                            75,954          2,122,914
+ Southwestern Energy                                                                                      9,820            344,191
                                                                                                                       ____________

                                                                                                                          5,265,527
                                                                                                                       ____________
Financial Services - 4.87%
American Equity Investment Life Holding                                                                   27,620            359,889
CFS Bancorp                                                                                                5,295             77,572
+ Conseco                                                                                                 21,100            421,578
+ FPIC Insurance Group                                                                                     8,860            345,274
Hanover Insurance Group                                                                                   36,000          1,756,800
+ KMG America                                                                                             44,600            427,714
+ LaBranche & Company                                                                                     35,410            348,080
+ PMA Capital Class A                                                                                     28,700            264,614
+ Quanta Capital Holdings                                                                                 42,900             92,235
+ Stone Arcade Acquisition                                                                               100,000            636,000
+ United America Indemnity Class A                                                                        41,364          1,047,750
                                                                                                                       ____________

                                                                                                                          5,777,506
                                                                                                                       ____________
Health Care - 1.96%
+ Kinetic Concepts                                                                                        17,000            672,350
+ LifePoint Hospitals                                                                                     10,320            347,784
+ Microtek Medical Holdings                                                                               94,965            436,839
+ RehabCare Group                                                                                          2,025             30,071
STERIS                                                                                                    25,000            629,250
Vital Signs                                                                                                4,135            206,419
                                                                                                                       ____________

                                                                                                                          2,322,713
                                                                                                                       ____________
Real Estate - 7.08%
Brookfield Homes                                                                                          20,324            763,166
+ California Coastal Communities                                                                          11,900            255,255
Capital Lease Funding                                                                                     80,700            936,120
Eagle Hospitality Properties Trust                                                                        33,100            303,858
Equity Inns                                                                                               15,920            254,083
Fieldstone Investment                                                                                     50,700            222,066
Government Properties Trust                                                                                4,600             48,760
Lexington Realty Trust                                                                                    30,000            672,900
+ Lodgian                                                                                                115,500          1,570,800
MI Developments Class A                                                                                   69,600          2,484,720
MortgageIT Holdings                                                                                       38,200            563,450
Thomas Properties Group                                                                                   20,400            325,788
                                                                                                                       ____________

                                                                                                                          8,400,966
                                                                                                                       ____________

Technology - 15.12%
+ Agile Software                                                                                          40,000            246,000
Agilysys                                                                                                  21,180            354,553
+ BearingPoint                                                                                            56,000            440,720
+ Checkpoint Systems                                                                                      46,000            929,200
+ CIBER                                                                                                   55,025            373,070
Cohu                                                                                                      18,680            376,589
+ Ducommun                                                                                                15,370            351,666
EDO                                                                                                       19,500            462,930
+ Esterline Technologies                                                                                  39,000          1,568,970
+ Fairchild Semiconductor International                                                                   35,000            588,350
Imation                                                                                                   19,000            882,170
+ International Rectifier                                                                                 35,000          1,348,550
+ Keane                                                                                                   43,000            512,130
MTS Systems                                                                                                8,005            309,153
+ Neoware                                                                                                 28,905            381,835
+ Novell                                                                                                  99,400            616,280
+ Paxar                                                                                                   62,000          1,429,720
+ Solectron                                                                                              175,000            563,500
+ Thermo Fisher Scientific                                                                                56,000          2,536,239
+ Tollgrade Communications                                                                                36,765            388,606
+ Unisys                                                                                                 101,300            794,192
United Online                                                                                             19,985            265,401
+ Vishay Intertechnology                                                                                  94,000          1,272,760
+ Zebra Technologies Class A                                                                              27,000            939,330
                                                                                                                       ____________

                                                                                                                         17,931,914
                                                                                                                       ____________
Transportation - 4.03%
Alexander & Baldwin                                                                                       25,000          1,108,500
Con-way                                                                                                   24,200          1,065,768
Overseas Shipholding Group                                                                                 7,000            394,100
SkyWest                                                                                                   14,260            363,773
+ YRC Worldwide                                                                                           48,900          1,844,997
                                                                                                                       ____________

                                                                                                                          4,777,138
                                                                                                                       ____________
Utilities - 0.66%
Great Plains Energy                                                                                       24,700            785,460
                                                                                                                       ____________

                                                                                                                            785,460
                                                                                                                       ____________

Total Common Stock (cost $97,337,997)                                                                                   108,692,223
                                                                                                                       ____________


                                                                                                     Principal
                                                                                                     Amount
Repurchase Agreements - 8.45%

With BNP Paribas 4.80% 1/2/07
(dated 12/29/06, to be repurchased at $3,812,032,
collateralized by $3,986,000 U.S. Treasury Bills
due 6/28/07, market value $3,890,189)                                                                 $3,810,000          3,810,000

With Cantor Fitzgerald 4.82% 1/2/07
(dated 12/29/06, to be repurchased at $4,580,452, collateralized by $395,000
U.S. Treasury Notes 4.00% due 6/15/09, market value $389,207, $2,452,000
U.S. Treasury Notes 6.125% due 8/15/07, market value $2,525,674 and $1,635,000
U.S. Treasury Notes 6.50% due 2/15/10,
market value $1,758,666)                                                                               4,578,000          4,578,000

With UBS Warburg 4.75% 1/2/07
(dated 12/29/06, to be repurchased at $1,635,863,
collateralized by $1,689,000 U.S. Treasury Bills
due 3/29/07, market value $1,669,091)                                                                  1,635,000          1,635,000
                                                                                                                       ____________

Total Repurchase Agreements (cost $10,023,000)                                                                           10,023,000
                                                                                                                       ____________


Total Market Value of Securities - 100.11%
   (cost $107,360,997)                                                                                                  118,715,223

Liabilities Net of Receivables and Other Assets (See Notes) - (0.11%)                                                     (128,095)
                                                                                                                          ________

Net Assets Applicable to 9,168,808 Shares Outstanding - 100.00%                                                        $118,587,128
                                                                                                                       ____________

+ Non-income producing security for the period ended December 31, 2006.


________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust - Optimum Small Cap Value Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi annual report on September 30, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments

At December 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                     $ 107,429,278
                                        _____________

Aggregate unrealized appreciation       $  16,258,728
Aggregate unrealized depreciation          (4,972,783)
                                        _____________

Net unrealized appreciation             $  11,285,945
                                        _____________

3. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     Management has made changes that have materially affected, or are reasonably like to materially affect, registrant's internal controls over financial reporting. To seek to increase the controls' effectiveness, these changes provide for enhanced review of contracts relating to complex transactions and the applicability of generally accepted accounting principles to such transactions, including enhanced consultation with registrant's independent public accountants in connection with such reviews.

     Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: